Contents of the Statement of Additional Information

Statement of Additional Information for American Accumulator — AUL American Individual Variable Life Unit Trust Flexible Premium Variable Adjustable Universal Life Insurance Policy

GENERAL INFORMATION & HISTORY - AMERICAN ACCUMULATOR

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

Statement of Additional Information for FPVUL — Flexible Premium Adjustable Variable Universal Life

GENERAL INFORMATION AND HISTORY - FPVUL

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

Statement of Additional Information for SPVUL — Modified Single Premium Variable Universal Life

GENERAL INFORMATION AND HISTORY - SPVUL

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

PORTFOLIO COMPANIES UNDER THE CONTRACT

FINANCIALS

NOTES TO FINANCIAL STATEMENTS

Report of Independent Auditors on Statutory Financial Statements and Supplemental Schedules

Report of Independent Registered Public Accounting Firm

American United Life Insurance Company

AUL American Individual Variable Life Unit Trust

December 31, 2023

Statement of Additional Information for American Accumulator — AUL American Individual Variable Life Unit Trust Flexible Premium Variable Adjustable Universal Life Insurance Policy

Statement of Additional Information for

American Accumulator —

AUL American Individual Variable Life

Unit Trust

Flexible Premium Variable Adjustable

Universal Life Insurance Policy

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2024

2

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2024

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE INSURANCE POLICY

AMERICAN ACCUMULATOR

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AUL Flexible Premium Variable Adjustable Universal Life policies dated, May 1, 2016.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

3

GENERAL INFORMATION & HISTORY - AMERICAN ACCUMULATOR

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. It’s principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

4

Statement of Additional Information for FPVUL — Flexible Premium Adjustable Variable Universal Life

Statement of Additional Information for

FPVUL —

Flexible Premium

Adjustable Variable Universal Life

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2024

5

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2024

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Flexible Premium Adjustable Variable Life policies dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

6

GENERAL INFORMATION AND HISTORY - FPVUL

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. Its principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

7

Statement of Additional Information for SPVUL — Modified Single Premium Variable Universal Life

Statement of Additional Information for

SPVUL —

Modified Single Premium

Variable Universal Life

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2024

8

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2024

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST MODIFIED SINGLE PREMIUM VARIABLE LIFE

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Modified Single Premium Variable Life policies, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

9

GENERAL INFORMATION AND HISTORY - SPVUL

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. Its principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

10

PORTFOLIO COMPANIES UNDER THE CONTRACT

The following list of Portfolio Companies under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

FUND IDENTIFIER	ASSET CLASS	FUND NAME	SHARE CLASS
02-376	Foreign Equity	AB VPS International Growth Portfolio	A
02-377	Foreign Equity	AB VPS International Value Portfolio	A
02-378	Mid Cap Equity	AB VPS Small/Mid Cap Value Portfolio	A
02-500	Large Cap Equity	Alger Large Cap Growth Portfolio	I-2
02-515	Small Cap Equity	Alger Small Cap Growth Portfolio	I-2
02-410	Mid Cap Equity	American Century VP Capital Appreciation Fund	I
02-425	Balanced	American Century VP Income & Growth Fund	I
02-420	Foreign Equity	American Century VP International Fund	I
02-397	Mid Cap Equity	American Century VP Mid Cap Value Fund	II
02-122	Large Cap Equity	American Century VP Ultra Fund	I
02-646	Small Cap Equity	BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio	Service
02-650	Specialty	BNY Mellon Investment Portfolios, Technology Growth Portfolio	Service
02-645	Large Cap Equity	BNY Mellon Variable Investment Fund, Appreciation Portfolio	Service
02-520	Mid Cap Equity	Calvert VP SRI Mid Cap Growth Portfolio	N/A
02-382	Small Cap Equity	Columbia Variable Portfolio-Small Cap Value Fund	1
02-384	Specialty	Columbia Variable Portfolio-US Government Mortgage Fund	1
02-230	Balanced	Fidelity VIP Asset Manager Portfolio	Initial
02-245	Large Cap Equity	Fidelity VIP Contrafund Portfolio	Initial
02-205	Large Cap Equity	Fidelity VIP Equity-Income Portfolio	Initial
02-163	Managed Asset Allocation	Fidelity VIP Freedom 2005 Portfolio	Initial
02-162	Managed Asset Allocation	Fidelity VIP Freedom 2010 Portfolio	Initial
02-161	Managed Asset Allocation	Fidelity VIP Freedom 2015 Portfolio	Initial
02-159	Managed Asset Allocation	Fidelity VIP Freedom 2020 Portfolio	Initial
02-158	Managed Asset Allocation	Fidelity VIP Freedom 2025 Portfolio	Initial
02-157	Managed Asset Allocation	Fidelity VIP Freedom 2030 Portfolio	Initial
02-164	Managed Asset Allocation	Fidelity VIP Freedom Income Portfolio	Initial
02-250	Fixed Interest Cash	Fidelity VIP Government Money Market Portfolio	Initial
02-210	Large Cap Equity	Fidelity VIP Growth Portfolio	Initial
02-215	High Yield Bond	Fidelity VIP High Income Portfolio	Initial
02-225	Large Cap Equity	Fidelity VIP Index 500 Portfolio	Initial
02-941	Mid Cap Equity	Fidelity VIP Mid Cap Portfolio	Service 2

11

Portfolio Companies under the Contract (continued)

02-220	Foreign Equity	Fidelity VIP Overseas Portfolio	Initial
02-908	Balanced	Franklin Allocation VIP Fund	1
02-906	Small Cap Equity	Franklin Small Cap Value VIP Fund	1
02-CGK	Fixed Interest Cash	Goldman Sachs VIT Government Money Market Fund	Service
02-826	Large Cap Equity	Invesco V.I. Core Equity Fund	Series II
02-861	Large Cap Equity	Invesco V.I. Diversified Dividend Fund	Series I
02-825	Specialty	Invesco V.I. Global Real Estate Fund	Series I
02-815	Specialty	Invesco V.I. Health Care Fund	Series I
02-830	High Yield Bond	Invesco V.I. High Yield Fund	Series I
02-827	Foreign Equity	Invesco V.I. International Growth Fund	Series II
02-611	Balanced	Janus Henderson Balanced Portfolio	Service
02-607	Intermediate Bond	Janus Henderson Flexible Bond Portfolio	Institutional
02-602	Large Cap Equity	Janus Henderson Forty Portfolio	Institutional
02-606	World Stock	Janus Henderson Global Research Portfolio	Institutional
02-259	Mid Cap Equity	Janus Henderson Mid Cap Value Portfolio	Service
02-609	Foreign Equity	Janus Henderson Overseas Portfolio	Service
02-866	Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio	Service
02-870	Small Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Portfolio	I
02-875	Short Term Bond	Neuberger Berman Short Duration Bond Portfolio	I
02-CPG	Intermediate Bond	Pioneer Bond VCT Portfolio	I
02-CPF	Large Cap Equity	Pioneer Equity Income VCT Portfolio	I
02-598	Mid Cap Equity	Pioneer Equity Income VCT Portfolio	II
02-596	Large Cap Equity	Pioneer Fund VCT Portfolio	I
02-597	Mid Cap Equity	Pioneer Select Mid Cap Growth VCT Portfolio	I
02-750	Small Cap Equity	Royce Capital Small-Cap Portfolio	Investor
02-124	Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio	N/A
02-580	Large Cap Equity	T. Rowe Price Equity Income Portfolio	N/A
02-585	Short Term Bond	T. Rowe Price Limited-Term Bond Portfolio	N/A
02-586	Mid Cap Equity	T. Rowe Price Mid-Cap Growth Portfolio	N/A
02-909	World Stock	Templeton Foreign VIP Fund	2
02-907	Intermediate Bond	Templeton Global Bond VIP Fund	1
02-190	Large Cap Equity	Vanguard VIF Diversified Value Portfolio	N/A
02-118	Mid Cap Equity	Vanguard VIF Mid-Cap Index Portfolio	N/A
02-119	Small Cap Equity	Vanguard VIF Small Company Growth Portfolio	N/A
02-121	Intermediate Bond	Vanguard VIF Total Bond Market Index Portfolio	N/A

12

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Variable Life Unit Trust:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Variable Life Unit Trust indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Variable Life Unit Trust as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Discovery Val Port A Class - 02-378 (1)	Invesco V.I. Core Plus Bond - 16-ZZB (2)
AB VPS International Growth Portfolio A Class - 02-376 (1)	Invesco V.I. Discovery Mid Cap Growth Fund - 16-ZZA (2)
AB VPS International Value Portfolio A Class - 02-377 (1)	Invesco V.I. Diversified Dividend Fund Series I Class - 02-861 (1)
Alger Large Cap Growth Portfolio I-2 Class - 02-500 (1)	Invesco V.I. Global Real Estate Fund Series I Class - 02-825 (1)
Alger Small Cap Growth Portfolio I-2 Class - 02-515 (1)	Invesco V.I. Health Care Fund Series I Class - 02-815 (1)
American Century VP Capital Appreciation Fund I Class - 02-410 (1)	Invesco V.I. High Yield Fund Series I Class - 02-830 (1)
American Century VP Income & Growth Fund I Class - 02-425 (1)	Invesco V.I. International Growth Fund Series II Class - 02-827 (1)
American Century VP International Fund I Class - 02-420 (1)	Janus Henderson Balanced Portfolio Service Class - 02-611 (1)
American Century VP Mid Cap Value Fund II Class - 02-397 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607 (1)
American Century VP Ultra Fund I Class - 02-122 (1)	Janus Henderson Forty Portfolio Institutional Class - 02-602 (1)
American Funds Growth - 16-ZZX (2)	Janus Henderson Global Research Portfolio Institutional Class - 02-606 (1)
American Funds International Growth and Income - 16-ZZV (2)	Janus Henderson Mid Cap Value Portfolio Service Class - 02-259 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646 (1)	Janus Henderson Overseas Portfolio Service Class - 02-609 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650 (1)	MFS Mid-Cap Growth Series - 16-ZZ2 (2)

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204
T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645 (1)	MFS New Discovery Series - 16-ZZ3 (2)
Calvert VP SRI Mid Cap Growth Portfolio - 02-520 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866 (1)
Cboe VEST S&P 500 Buffer Strategy Fund 10 buffer - 16-ZZP (3)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870 (1)
Cboe VEST S&P 500 Buffer Strategy Fund 20 buffer- 16-ZZO (3)	Neuberger Berman Short Duration Bond Portfolio I Class - 02-875 (1)
ClearBridge Variable Mid Cap Portfolio - 16-ZZM (2)	Pioneer Bond VCT Portfolio I Class - 02-CPG (1)
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382 (1)	Pioneer Equity Income VCT Portfolio I Class - 02-CPF (1)
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384 (1)	Pioneer Equity Income VCT Portfolio II Class - 02-598 (1)
DFA Inflation Protected Securities - 16-ZZL (2)	Pioneer Fund VCT Portfolio I Class - 02-596 (1)
DFA International Small Portfolio - 16-ZZK (2)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597 (1)
DFA US Targeted Value - 16-ZZJ (2)	Royce Capital Small-Cap Portfolio Investor Class - 02-750 (1)
Fidelity VIP Asset Manager Portfolio Initial Class - 02-230 (1)	T. Rowe Price Blue Chip Growth Portfolio - 02-124 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 02-245 (1)	T. Rowe Price Equity Income Portfolio - 02-580 (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 02-205 (1)	T. Rowe Price Limited-Term Bond Portfolio - 02-585 (1)
Fidelity VIP Freedom 2005 Portfolio Initial Class - 02-163 (1)	T. Rowe Price Mid-Cap Growth Portfolio - 02-586 (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162 (1)	Templeton Foreign VIP Fund 2 Class - 02-909 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161 (1)	Templeton Global Bond VIP Fund 1 Class - 02-907 (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159 (1)	Vanguard Capital Growth Portfolio - 16-ZYZ (2)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158 (1)	Vanguard Diversified Value Portfolio - 16-ZYY (2)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157 (1)	Vanguard Equity Income Portfolio - 16-ZYX (2)
Fidelity VIP Freedom Income Portfolio Initial Class - 02-164 (1)	Vanguard Equity Index Portfolio - 16-ZYW (2)
Fidelity VIP Government Money Market Portfolio Initial Class - 02-250 (1)	Vanguard High Yield Bond Portfolio - 16-ZYU (2)
Fidelity VIP Growth & Income Portfolio - 16-ZZH (2)	Vanguard International Portfolio - 16-ZYT (2)

2

Fidelity VIP Growth Opportunities Portfolio - 16-ZZG (2)	Vanguard Mid-Cap Index Portfolio - 16-ZYS (2)
Fidelity VIP Growth Portfolio Initial Class - 02-210 (1)	Vanguard Money Market Portfolio - 16-ZYR (2)
Fidelity VIP High Income Portfolio Initial Class - 02-215 (1)	Vanguard Short-Term Investment-Grade Portfolio - 16-ZYQ (2)
Fidelity VIP Index 500 Portfolio Initial Class - 02-225 (1)	Vanguard Small Company Growth - 16-ZYP (2)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941 (1)	Vanguard Total Bond Market Index Portfolio - 16-ZYO (2)
Fidelity VIP Overseas Portfolio Initial Class - 02-220 (1)	Vanguard Total International Stock Market Index Portfolio - 16-ZYN (2)
Fidelity VIP Value Portfolio - 16-ZZE (2)	Vanguard Total Stock Market Index Portfolio - 16-ZYM (2)
Franklin Allocation VIP Fund 1 Class - 02-908 (1)	Vanguard VIF Diversified Value Portfolio - 02-190 (1)
Franklin Small Cap Value VIP Fund 1 Class - 02-906 (1)	Vanguard VIF Mid-Cap Index Portfolio - 02-118 (1)
Franklin Small-Mid Cap Growth VIP Fund - 16-ZZD (2)	Vanguard VIF Real Estate Index - 16-ZYL (2)
Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK (1)	Vanguard VIF Small Company Growth Portfolio - 02-119 (1)
Invesco V.I. Core Equity Fund Series II Class - 02-826 (1)	Vanguard VIF Total Bond Market Index Portfolio - 02-121 (1)
(1) Statement of net assets as of December 31, 2023, statement of operations for the year ended December 31, 2023, statements of changes in net assets for the years ended December 31, 2023, and 2022, and financial highlights for the years or periods ended December 31, 2023, 2022, 2021, 2020, and 2019
(2) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the year ended December 31, 2023, and the period July 21, 2022 (commencement of operations) through December 31, 2023.
(3) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the year ended December 31, 2023, and the period August 24, 2022 (commencement of operations) through December 31, 2023.

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Variable Life Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual

3

Variable Life Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with each mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 29, 2024

We have served as the auditor of one or more of the subaccounts of AUL American Individual Variable Life Unit Trust since 1998.

4

AUL American Individual Variable Life Unit Trust Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$200,828	$228,686	15,475
Receivables: investments sold	47
Payables: investments purchased	-
Net assets	$200,875

	Net Assets	Units Outstanding	Accumulation Unit Value
	$200,875	10,505	$19.12

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,485
Net investment income (loss)			1,485

Gain (loss) on investments:
Net realized gain (loss)			(22,593)
Realized gain distributions			14,338
Net change in unrealized appreciation (depreciation)			49,379
Net gain (loss)			41,124

Increase (decrease) in net assets from operations			$42,609

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,485	$1,629
Net realized gain (loss)		(22,593)	(4,582)
Realized gain distributions		14,338	83,271
Net change in unrealized appreciation (depreciation)		49,379	(96,742)

Increase (decrease) in net assets from operations		42,609	(16,424)

Contract owner transactions:
Proceeds from units sold		3,457	58,477
Cost of units redeemed		(72,127)	(18,129)
Account charges		(8,992)	(7,705)
Increase (decrease)		(77,662)	32,643
Net increase (decrease)		(35,053)	16,219
Net assets, beginning		235,928	219,709
Net assets, ending		$200,875	$235,928

Units sold		224	5,159
Units redeemed		(4,765)	(2,907)
Net increase (decrease)		(4,541)	2,252
Units outstanding, beginning		15,046	12,794
Units outstanding, ending		10,505	15,046

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,848,005
Cost of units redeemed/account charges			(3,316,897)
Net investment income (loss)			72,534
Net realized gain (loss)			93,266
Realized gain distributions			531,825
Net change in unrealized appreciation (depreciation)			(27,858)
Net assets			$200,875

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$19.12	11	$201	N/A	21.9%
12/31/2022	15.68	15	236	N/A	-8.7%
12/31/2021	17.17	13	220	N/A	29.2%
12/31/2020	13.29	6	78	N/A	8.8%
12/31/2019	12.22	8	98	N/A	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.7%
2021	0.9%
2020	0.5%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,700	$17,140	1,870
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$16,700

	Net Assets	Units Outstanding	Accumulation Unit Value
	$16,700	2,832	$5.90

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$459
Net investment income (loss)			459

Gain (loss) on investments:
Net realized gain (loss)			(235)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			675
Net gain (loss)			440

Increase (decrease) in net assets from operations			$899

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$459	$137
Net realized gain (loss)		(235)	(114)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		675	(1,005)

Increase (decrease) in net assets from operations		899	(982)

Contract owner transactions:
Proceeds from units sold		285	13,576
Cost of units redeemed		(2,024)	-
Account charges		(1,447)	(761)
Increase (decrease)		(3,186)	12,815
Net increase (decrease)		(2,287)	11,833
Net assets, beginning		18,987	7,154
Net assets, ending		$16,700	$18,987

Units sold		49	2,433
Units redeemed		(621)	(130)
Net increase (decrease)		(572)	2,303
Units outstanding, beginning		3,404	1,101
Units outstanding, ending		2,832	3,404

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$67,073
Cost of units redeemed/account charges			(53,864)
Net investment income (loss)			3,457
Net realized gain (loss)			199
Realized gain distributions			275
Net change in unrealized appreciation (depreciation)			(440)
Net assets			$16,700

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.90	3	$17	N/A	5.7%
12/31/2022	5.58	3	19	N/A	-14.1%
12/31/2021	6.50	1	7	N/A	-1.0%
12/31/2020	6.56	0	2	N/A	5.1%
12/31/2019	6.24	0	2	N/A	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	1.0%
2021	1.0%
2020	2.6%
2019	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Diversified Dividend Fund Series I Class - 02-861

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$155,354	$144,916	6,409
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$155,364

	Net Assets	Units Outstanding	Accumulation Unit Value
	$155,364	10,220	$15.20

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,010
Net investment income (loss)			3,010

Gain (loss) on investments:
Net realized gain (loss)			4,979
Realized gain distributions			12,396
Net change in unrealized appreciation (depreciation)			(7,318)
Net gain (loss)			10,057

Increase (decrease) in net assets from operations			$13,067

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,010	$3,288
Net realized gain (loss)		4,979	9,404
Realized gain distributions		12,396	21,576
Net change in unrealized appreciation (depreciation)		(7,318)	(36,972)

Increase (decrease) in net assets from operations		13,067	(2,704)

Contract owner transactions:
Proceeds from units sold		4,568	8,394
Cost of units redeemed		(15,390)	(18,132)
Account charges		(14,073)	(13,895)
Increase (decrease)		(24,895)	(23,633)
Net increase (decrease)		(11,828)	(26,337)
Net assets, beginning		167,192	193,529
Net assets, ending		$155,364	$167,192

Units sold		326	602
Units redeemed		(2,098)	(2,258)
Net increase (decrease)		(1,772)	(1,656)
Units outstanding, beginning		11,992	13,648
Units outstanding, ending		10,220	11,992

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,290,566
Cost of units redeemed/account charges			(1,338,790)
Net investment income (loss)			44,043
Net realized gain (loss)			88,413
Realized gain distributions			60,694
Net change in unrealized appreciation (depreciation)			10,438
Net assets			$155,364

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$15.20	10	$155	N/A	9.0%
12/31/2022	13.94	12	167	N/A	-1.7%
12/31/2021	14.18	14	194	N/A	18.9%
12/31/2020	11.93	14	169	N/A	0.1%
12/31/2019	11.91	16	190	N/A	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.8%
2021	2.2%
2020	2.7%
2019	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Health Care Fund Series I Class - 02-815

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$448,293	$481,476	17,303
Receivables: investments sold	31
Payables: investments purchased	-
Net assets	$448,324

	Net Assets	Units Outstanding	Accumulation Unit Value
	$448,324	20,426	$21.95

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(1,948)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,859
Net gain (loss)			12,911

Increase (decrease) in net assets from operations			$12,911

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		(1,948)	2,425
Realized gain distributions		-	62,511
Net change in unrealized appreciation (depreciation)		14,859	(138,798)

Increase (decrease) in net assets from operations		12,911	(73,862)

Contract owner transactions:
Proceeds from units sold		12,500	19,707
Cost of units redeemed		(8,119)	(36,306)
Account charges		(15,157)	(17,306)
Increase (decrease)		(10,776)	(33,905)
Net increase (decrease)		2,135	(107,767)
Net assets, beginning		446,189	553,956
Net assets, ending		$448,324	$446,189

Units sold		666	956
Units redeemed		(1,183)	(2,552)
Net increase (decrease)		(517)	(1,596)
Units outstanding, beginning		20,943	22,539
Units outstanding, ending		20,426	20,943

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,965,476
Cost of units redeemed/account charges			(7,249,604)
Net investment income (loss)			9,115
Net realized gain (loss)			298,186
Realized gain distributions			458,334
Net change in unrealized appreciation (depreciation)			(33,183)
Net assets			$448,324

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$21.95	20	$448	N/A	3.0%
12/31/2022	21.30	21	446	N/A	-13.3%
12/31/2021	24.58	23	554	N/A	12.3%
12/31/2020	21.89	27	600	N/A	14.5%
12/31/2019	19.12	27	519	N/A	32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.2%
2020	0.3%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Global Real Estate Fund Series I Class - 02-825

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,255	$86,313	5,597
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$78,247

	Net Assets	Units Outstanding	Accumulation Unit Value
	$78,247	10,898	$7.18

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,094
Net investment income (loss)			1,094

Gain (loss) on investments:
Net realized gain (loss)			(1,730)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,344
Net gain (loss)			5,614

Increase (decrease) in net assets from operations			$6,708

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,094	$2,978
	Net realized gain (loss)	(1,730)	(1,333)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	7,344	(32,896)

	Increase (decrease) in net assets from operations	6,708	(31,251)

	Contract owner transactions:
	Proceeds from units sold	3,761	12,245
	Cost of units redeemed	(11,236)	(42,419)
	Account charges	(3,628)	(4,172)
	Increase (decrease)	(11,103)	(34,346)
	Net increase (decrease)	(4,395)	(65,597)
	Net assets, beginning	82,642	148,239
	Net assets, ending	$78,247	$82,642

	Units sold	570	1,897
	Units redeemed	(2,224)	(6,246)
	Net increase (decrease)	(1,654)	(4,349)
	Units outstanding, beginning	12,552	16,901
	Units outstanding, ending	10,898	12,552

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,829,771
Cost of units redeemed/account charges			(8,412,130)
Net investment income (loss)			1,004,237
Net realized gain (loss)			320,176
Realized gain distributions			344,251
Net change in unrealized appreciation (depreciation)			(8,058)
Net assets			$78,247

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.18	11	$78	N/A	9.0%
12/31/2022	6.58	13	83	N/A	-24.9%
12/31/2021	8.77	17	148	N/A	25.7%
12/31/2020	6.98	379	2,641	N/A	-12.3%
12/31/2019	7.96	359	2,857	N/A	23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	2.6%
2021	0.3%
2020	4.7%
2019	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. High Yield Fund Series I Class - 02-830

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,386	$110,459	21,193
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$99,397

	Net Assets	Units Outstanding	Accumulation Unit Value
	$99,397	7,087	$14.03

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,046
Net investment income (loss)			5,046

Gain (loss) on investments:
Net realized gain (loss)			(2,657)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,356
Net gain (loss)			4,699

Increase (decrease) in net assets from operations			$9,745

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,046	$5,280
Net realized gain (loss)		(2,657)	(772)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,356	(16,545)

Increase (decrease) in net assets from operations		9,745	(12,037)

Contract owner transactions:
Proceeds from units sold		1,611	6,341
Cost of units redeemed		(15,765)	(3,746)
Account charges		(5,184)	(6,120)
Increase (decrease)		(19,338)	(3,525)
Net increase (decrease)		(9,593)	(15,562)
Net assets, beginning		108,990	124,552
Net assets, ending		$99,397	$108,990

Units sold		121	478
Units redeemed		(1,596)	(765)
Net increase (decrease)		(1,475)	(287)
Units outstanding, beginning		8,562	8,849
Units outstanding, ending		7,087	8,562

* Date of Fund Inception into Variable Account: 4 /29 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,327,730
Cost of units redeemed/account charges			(7,133,088)
Net investment income (loss)			1,035,734
Net realized gain (loss)			(119,906)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,073)
Net assets			$99,397

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$14.03	7	$99	N/A	10.2%
12/31/2022	12.73	9	109	N/A	-9.6%
12/31/2021	14.07	9	125	N/A	4.4%
12/31/2020	13.48	9	121	N/A	3.3%
12/31/2019	13.05	10	133	N/A	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.8%
2022	4.5%
2021	4.8%
2020	5.4%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Core Equity Fund Series II Class - 02-826

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,031	$3,327	104
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3,031

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,031	147	$20.56

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13
Net investment income (loss)			13

Gain (loss) on investments:
Net realized gain (loss)			(23)
Realized gain distributions			67
Net change in unrealized appreciation (depreciation)			518
Net gain (loss)			562

Increase (decrease) in net assets from operations			$575

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13	$17
Net realized gain (loss)		(23)	(11)
Realized gain distributions		67	431
Net change in unrealized appreciation (depreciation)		518	(1,109)

Increase (decrease) in net assets from operations		575	(672)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		(66)	(66)
Increase (decrease)		(66)	(66)
Net increase (decrease)		509	(738)
Net assets, beginning		2,522	3,260
Net assets, ending		$3,031	$2,522

Units sold		(1)	(1)
Units redeemed		(3)	(3)
Net increase (decrease)		(4)	(4)
Units outstanding, beginning		151	155
Units outstanding, ending		147	151

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$14,601
Cost of units redeemed/account charges			(13,072)
Net investment income (loss)			189
Net realized gain (loss)			(64)
Realized gain distributions			1,673
Net change in unrealized appreciation (depreciation)			(296)
Net assets			$3,031

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$20.56	0	$3	N/A	23.1%
12/31/2022	16.70	0	3	N/A	-20.8%
12/31/2021	21.08	0	3	N/A	27.4%
12/31/2020	16.55	0	3	N/A	13.6%
12/31/2019	14.57	0	2	N/A	28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.6%
2021	0.4%
2020	1.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. International Growth Fund Series II Class - 02-827

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,583	$44,257	1,361
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$45,571

	Net Assets	Units Outstanding	Accumulation Unit Value
	$45,571	3,203	$14.23

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(967)
Realized gain distributions			32
Net change in unrealized appreciation (depreciation)			8,114
Net gain (loss)			7,179

Increase (decrease) in net assets from operations			$7,179

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$618
Net realized gain (loss)		(967)	(488)
Realized gain distributions		32	4,837
Net change in unrealized appreciation (depreciation)		8,114	(14,310)

Increase (decrease) in net assets from operations		7,179	(9,343)

Contract owner transactions:
Proceeds from units sold		3,132	3,788
Cost of units redeemed		(4,049)	(2,675)
Account charges		(1,910)	(1,797)
Increase (decrease)		(2,827)	(684)
Net increase (decrease)		4,352	(10,027)
Net assets, beginning		41,219	51,246
Net assets, ending		$45,571	$41,219

Units sold		240	310
Units redeemed		(451)	(355)
Net increase (decrease)		(211)	(45)
Units outstanding, beginning		3,414	3,459
Units outstanding, ending		3,203	3,414

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,492,520
Cost of units redeemed/account charges			(6,181,345)
Net investment income (loss)			175,393
Net realized gain (loss)			1,541,477
Realized gain distributions			16,200
Net change in unrealized appreciation (depreciation)			1,326
Net assets			$45,571

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$14.23	3	$46	N/A	17.9%
12/31/2022	12.07	3	41	N/A	-18.5%
12/31/2021	14.81	3	51	N/A	5.6%
12/31/2020	14.03	3	46	N/A	13.7%
12/31/2019	12.33	8	104	N/A	28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	1.3%
2021	1.1%
2020	1.2%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Mid-Cap Growth Portfolio - 02-586

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,342,102	$3,070,044	114,808
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$3,342,073

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,342,073	76,846	$43.49

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			25,017
Realized gain distributions			200,048
Net change in unrealized appreciation (depreciation)			360,211
Net gain (loss)			585,276

Increase (decrease) in net assets from operations			$585,276

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		25,017	27,677
Realized gain distributions		200,048	95,726
Net change in unrealized appreciation (depreciation)		360,211	(1,075,192)

Increase (decrease) in net assets from operations		585,276	(951,789)

Contract owner transactions:
Proceeds from units sold		59,088	71,509
Cost of units redeemed		(256,324)	(236,819)
Account charges		(106,957)	(108,220)
Increase (decrease)		(304,193)	(273,530)
Net increase (decrease)		281,083	(1,225,319)
Net assets, beginning		3,060,990	4,286,309
Net assets, ending		$3,342,073	$3,060,990

Units sold		2,180	1,903
Units redeemed		(9,764)	(9,005)
Net increase (decrease)		(7,584)	(7,102)
Units outstanding, beginning		84,430	91,532
Units outstanding, ending		76,846	84,430

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,111,927
Cost of units redeemed/account charges			(10,419,355)
Net investment income (loss)			13,082
Net realized gain (loss)			1,310,118
Realized gain distributions			5,054,243
Net change in unrealized appreciation (depreciation)			272,058
Net assets			$3,342,073

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$43.49	77	$3,342	N/A	20.0%
12/31/2022	36.25	84	3,061	N/A	-22.6%
12/31/2021	46.83	92	4,286	N/A	14.8%
12/31/2020	40.77	97	3,964	N/A	23.8%
12/31/2019	32.93	107	3,531	N/A	31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Blue Chip Growth Portfolio - 02-124

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$439,222	$298,759	9,507
Receivables: investments sold	-
Payables: investments purchased	(78)
Net assets	$439,144

	Net Assets	Units Outstanding	Accumulation Unit Value
	$439,144	12,135	$36.19

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			1,565,622
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			222,338
Net gain (loss)			1,787,960

Increase (decrease) in net assets from operations			$1,787,960

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		1,565,622	276,752
Realized gain distributions		-	314,050
Net change in unrealized appreciation (depreciation)		222,338	(4,267,286)

Increase (decrease) in net assets from operations		1,787,960	(3,676,484)

Contract owner transactions:
Proceeds from units sold		96,194	906,077
Cost of units redeemed		(7,224,201)	(713,655)
Account charges		(145,974)	(303,852)
Increase (decrease)		(7,273,981)	(111,430)
Net increase (decrease)		(5,486,021)	(3,787,914)
Net assets, beginning		5,925,165	9,713,079
Net assets, ending		$439,144	$5,925,165

Units sold		3,639	32,128
Units redeemed		(235,928)	(34,116)
Net increase (decrease)		(232,289)	(1,988)
Units outstanding, beginning		244,424	246,412
Units outstanding, ending		12,135	244,424

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,459,634
Cost of units redeemed/account charges			(23,307,789)
Net investment income (loss)			5,490
Net realized gain (loss)			6,144,746
Realized gain distributions			1,996,600
Net change in unrealized appreciation (depreciation)			140,463
Net assets			$439,144

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$36.19	12	$439	N/A	49.3%
12/31/2022	24.24	244	5,925	N/A	-38.5%
12/31/2021	39.42	246	9,713	N/A	17.6%
12/31/2020	33.51	214	7,164	N/A	34.3%
12/31/2019	24.96	257	6,409	N/A	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Equity Income Portfolio - 02-580

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,331,109	$4,885,316	192,033
Receivables: investments sold	-
Payables: investments purchased	(269)
Net assets	$5,330,840

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,330,840	187,890	$28.37

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$106,805
Net investment income (loss)			106,805

Gain (loss) on investments:
Net realized gain (loss)			42,582
Realized gain distributions			217,392
Net change in unrealized appreciation (depreciation)			101,865
Net gain (loss)			361,839

Increase (decrease) in net assets from operations			$468,644

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$106,805	$102,108
Net realized gain (loss)		42,582	80,897
Realized gain distributions		217,392	270,245
Net change in unrealized appreciation (depreciation)		101,865	(654,740)

Increase (decrease) in net assets from operations		468,644	(201,490)

Contract owner transactions:
Proceeds from units sold		190,875	169,061
Cost of units redeemed		(320,782)	(452,992)
Account charges		(226,634)	(232,642)
Increase (decrease)		(356,541)	(516,573)
Net increase (decrease)		112,103	(718,063)
Net assets, beginning		5,218,737	5,936,800
Net assets, ending		$5,330,840	$5,218,737

Units sold		11,226	7,354
Units redeemed		(24,824)	(27,417)
Net increase (decrease)		(13,598)	(20,063)
Units outstanding, beginning		201,488	221,551
Units outstanding, ending		187,890	201,488

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$22,412,843
Cost of units redeemed/account charges			(26,413,483)
Net investment income (loss)			2,714,122
Net realized gain (loss)			1,632,443
Realized gain distributions			4,539,122
Net change in unrealized appreciation (depreciation)			445,793
Net assets			$5,330,840

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$28.37	188	$5,331	N/A	9.5%
12/31/2022	25.90	201	5,219	N/A	-3.3%
12/31/2021	26.80	222	5,937	N/A	25.5%
12/31/2020	21.34	241	5,134	N/A	1.2%
12/31/2019	21.09	277	5,847	N/A	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.8%
2021	1.6%
2020	2.0%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Limited-Term Bond Portfolio - 02-585

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$694,864	$731,190	149,087
Receivables: investments sold	-
Payables: investments purchased	(119)
Net assets	$694,745

	Net Assets	Units Outstanding	Accumulation Unit Value
	$694,745	70,420	$9.87

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$23,995
Net investment income (loss)			23,995

Gain (loss) on investments:
Net realized gain (loss)			(7,536)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17,897
Net gain (loss)			10,361

Increase (decrease) in net assets from operations			$34,356

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,995	$15,336
Net realized gain (loss)		(7,536)	(3,257)
Realized gain distributions		-	1,197
Net change in unrealized appreciation (depreciation)		17,897	(51,062)

Increase (decrease) in net assets from operations		34,356	(37,786)

Contract owner transactions:
Proceeds from units sold		21,694	34,419
Cost of units redeemed		(82,465)	(37,723)
Account charges		(34,366)	(37,532)
Increase (decrease)		(95,137)	(40,836)
Net increase (decrease)		(60,781)	(78,622)
Net assets, beginning		755,526	834,148
Net assets, ending		$694,745	$755,526

Units sold		2,269	3,612
Units redeemed		(12,217)	(7,967)
Net increase (decrease)		(9,948)	(4,355)
Units outstanding, beginning		80,368	84,723
Units outstanding, ending		70,420	80,368

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,053,169
Cost of units redeemed/account charges			(16,677,906)
Net investment income (loss)			1,392,508
Net realized gain (loss)			(106,509)
Realized gain distributions			69,809
Net change in unrealized appreciation (depreciation)			(36,326)
Net assets			$694,745

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$9.87	70	$695	N/A	4.9%
12/31/2022	9.40	80	756	N/A	-4.5%
12/31/2021	9.85	85	834	N/A	0.1%
12/31/2020	9.83	98	960	N/A	4.7%
12/31/2019	9.39	95	888	N/A	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	1.9%
2021	1.3%
2020	1.9%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust AB VPS International Growth Portfolio A Class - 02-376

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,486	$10,660	475
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$8,492

	Net Assets	Units Outstanding	Accumulation Unit Value
	$8,492	1,248	$6.80

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(54)
Realized gain distributions			297
Net change in unrealized appreciation (depreciation)			712
Net gain (loss)			955

Increase (decrease) in net assets from operations			$955

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		(54)	(97)
Realized gain distributions		297	1,319
Net change in unrealized appreciation (depreciation)		712	(4,134)

Increase (decrease) in net assets from operations		955	(2,912)

Contract owner transactions:
Proceeds from units sold		324	286
Cost of units redeemed		-	-
Account charges		(373)	(352)
Increase (decrease)		(49)	(66)
Net increase (decrease)		906	(2,978)
Net assets, beginning		7,586	10,564
Net assets, ending		$8,492	$7,586

Units sold		50	47
Units redeemed		(58)	(57)
Net increase (decrease)		(8)	(10)
Units outstanding, beginning		1,256	1,266
Units outstanding, ending		1,248	1,256

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$245,462
Cost of units redeemed/account charges			(244,849)
Net investment income (loss)			2,498
Net realized gain (loss)			2,186
Realized gain distributions			5,369
Net change in unrealized appreciation (depreciation)			(2,174)
Net assets			$8,492

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.80	1	$8	N/A	12.6%
12/31/2022	6.04	1	8	N/A	-27.6%
12/31/2021	8.35	1	11	N/A	8.2%
12/31/2020	7.71	1	10	N/A	29.9%
12/31/2019	5.93	15	92	N/A	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.2%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust AB VPS Discovery Val Port A Class - 02-378

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$144,474	$166,437	8,160
Receivables: investments sold	51
Payables: investments purchased	-
Net assets	$144,525

	Net Assets	Units Outstanding	Accumulation Unit Value
	$144,525	8,009	$18.04

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,592
Net investment income (loss)			1,592

Gain (loss) on investments:
Net realized gain (loss)			(5,359)
Realized gain distributions			12,538
Net change in unrealized appreciation (depreciation)			15,804
Net gain (loss)			22,983

Increase (decrease) in net assets from operations			$24,575

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,592	$1,988
Net realized gain (loss)		(5,359)	21
Realized gain distributions		12,538	26,807
Net change in unrealized appreciation (depreciation)		15,804	(60,861)

Increase (decrease) in net assets from operations		24,575	(32,045)

Contract owner transactions:
Proceeds from units sold		4,169	5,654
Cost of units redeemed		(46,217)	(5,732)
Account charges		(8,125)	(7,381)
Increase (decrease)		(50,173)	(7,459)
Net increase (decrease)		(25,598)	(39,504)
Net assets, beginning		170,123	209,627
Net assets, ending		$144,525	$170,123

Units sold		281	352
Units redeemed		(3,319)	(790)
Net increase (decrease)		(3,038)	(438)
Units outstanding, beginning		11,047	11,485
Units outstanding, ending		8,009	11,047

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,517,093
Cost of units redeemed/account charges			(3,396,361)
Net investment income (loss)			44,241
Net realized gain (loss)			755,699
Realized gain distributions			245,816
Net change in unrealized appreciation (depreciation)			(21,963)
Net assets			$144,525

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$18.04	8	$145	N/A	17.2%
12/31/2022	15.40	11	170	N/A	-15.6%
12/31/2021	18.25	11	210	N/A	35.9%
12/31/2020	13.43	5	73	N/A	3.4%
12/31/2019	12.99	6	79	N/A	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.0%
2021	1.0%
2020	0.8%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust AB VPS International Value Portfolio A Class - 02-377

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,870	$20,270	1,613
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$23,870

	Net Assets	Units Outstanding	Accumulation Unit Value
	$23,870	4,995	$4.78

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$189
Net investment income (loss)			189

Gain (loss) on investments:
Net realized gain (loss)			12
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,936
Net gain (loss)			2,948

Increase (decrease) in net assets from operations			$3,137

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$189	$972
Net realized gain (loss)		12	(25)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,936	(4,206)

Increase (decrease) in net assets from operations		3,137	(3,259)

Contract owner transactions:
Proceeds from units sold		454	475
Cost of units redeemed		(35)	(97)
Account charges		(434)	(385)
Increase (decrease)		(15)	(7)
Net increase (decrease)		3,122	(3,266)
Net assets, beginning		20,748	24,014
Net assets, ending		$23,870	$20,748

Units sold		98	118
Units redeemed		(102)	(118)
Net increase (decrease)		(4)	-
Units outstanding, beginning		4,999	4,999
Units outstanding, ending		4,995	4,999

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,534,884
Cost of units redeemed/account charges			(5,205,907)
Net investment income (loss)			130,655
Net realized gain (loss)			(1,439,362)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,600
Net assets			$23,870

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.78	5	$24	N/A	15.1%
12/31/2022	4.15	5	21	N/A	-13.6%
12/31/2021	4.80	5	24	N/A	11.1%
12/31/2020	4.32	7	32	N/A	2.5%
12/31/2019	4.22	588	2,481	N/A	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	4.3%
2021	1.7%
2020	0.0%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP Ultra Fund I Class - 02-122

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,403	$35,410	1,733
Receivables: investments sold	52
Payables: investments purchased	-
Net assets	$44,455

	Net Assets	Units Outstanding	Accumulation Unit Value
	$44,455	1,213	$36.65

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			467
Realized gain distributions			4,119
Net change in unrealized appreciation (depreciation)			11,689
Net gain (loss)			16,275

Increase (decrease) in net assets from operations			$16,275

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		467	22,181
Realized gain distributions		4,119	6,091
Net change in unrealized appreciation (depreciation)		11,689	(60,108)

Increase (decrease) in net assets from operations		16,275	(31,836)

Contract owner transactions:
Proceeds from units sold		2,348	6,336
Cost of units redeemed		(21,253)	(73,716)
Account charges		(1,611)	(2,055)
Increase (decrease)		(20,516)	(69,435)
Net increase (decrease)		(4,241)	(101,271)
Net assets, beginning		48,696	149,967
Net assets, ending		$44,455	$48,696

Units sold		76	225
Units redeemed		(770)	(2,289)
Net increase (decrease)		(694)	(2,064)
Units outstanding, beginning		1,907	3,971
Units outstanding, ending		1,213	1,907

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,573,059
Cost of units redeemed/account charges			(1,717,946)
Net investment income (loss)			1,574
Net realized gain (loss)			103,247
Realized gain distributions			75,528
Net change in unrealized appreciation (depreciation)			8,993
Net assets			$44,455

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$36.65	1	$44	N/A	43.5%
12/31/2022	25.54	2	49	N/A	-32.4%
12/31/2021	37.77	4	150	N/A	23.2%
12/31/2020	30.66	7	211	N/A	49.9%
12/31/2019	20.46	6	132	N/A	34.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP Mid Cap Value Fund II Class - 02-397

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$142,400	$148,847	7,318
Receivables: investments sold	85
Payables: investments purchased	-
Net assets	$142,485

	Net Assets	Units Outstanding	Accumulation Unit Value
	$142,485	5,317	$26.80

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,012
Net investment income (loss)			3,012

Gain (loss) on investments:
Net realized gain (loss)			732
Realized gain distributions			15,256
Net change in unrealized appreciation (depreciation)			(10,324)
Net gain (loss)			5,664

Increase (decrease) in net assets from operations			$8,676

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,012	$2,137
Net realized gain (loss)		732	242
Realized gain distributions		15,256	10,035
Net change in unrealized appreciation (depreciation)		(10,324)	(11,518)

Increase (decrease) in net assets from operations		8,676	896

Contract owner transactions:
Proceeds from units sold		3,191	76,463
Cost of units redeemed		(16,605)	969
Account charges		(3,784)	(4,668)
Increase (decrease)		(17,198)	72,764
Net increase (decrease)		(8,522)	73,660
Net assets, beginning		151,007	77,347
Net assets, ending		$142,485	$151,007

Units sold		124	4,725
Units redeemed		(782)	(1,768)
Net increase (decrease)		(658)	2,957
Units outstanding, beginning		5,975	3,018
Units outstanding, ending		5,317	5,975

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$365,001
Cost of units redeemed/account charges			(289,598)
Net investment income (loss)			13,338
Net realized gain (loss)			13,396
Realized gain distributions			46,795
Net change in unrealized appreciation (depreciation)			(6,447)
Net assets			$142,485

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$26.80	5	$142	N/A	6.0%
12/31/2022	25.27	6	151	N/A	-1.4%
12/31/2021	25.63	3	77	N/A	23.0%
12/31/2020	20.83	3	62	N/A	1.1%
12/31/2019	20.61	4	74	N/A	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.9%
2021	1.1%
2020	1.3%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP Capital Appreciation Fund I Class - 02-410

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$259,350	$253,802	18,240
Receivables: investments sold	33
Payables: investments purchased	-
Net assets	$259,383

	Net Assets	Units Outstanding	Accumulation Unit Value
	$259,383	6,160	$42.11

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(447)
Realized gain distributions			337
Net change in unrealized appreciation (depreciation)			44,616
Net gain (loss)			44,506

Increase (decrease) in net assets from operations			$44,506

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		(447)	(1,470)
Realized gain distributions		337	31,949
Net change in unrealized appreciation (depreciation)		44,616	(121,806)

Increase (decrease) in net assets from operations		44,506	(91,327)

Contract owner transactions:
Proceeds from units sold		5,333	12,730
Cost of units redeemed		(87)	(50,559)
Account charges		(5,760)	(5,604)
Increase (decrease)		(514)	(43,433)
Net increase (decrease)		43,992	(134,760)
Net assets, beginning		215,391	350,151
Net assets, ending		$259,383	$215,391

Units sold		139	360
Units redeemed		(153)	(1,401)
Net increase (decrease)		(14)	(1,041)
Units outstanding, beginning		6,174	7,215
Units outstanding, ending		6,160	6,174

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$404,695
Cost of units redeemed/account charges			(357,084)
Net investment income (loss)			6,798
Net realized gain (loss)			11,216
Realized gain distributions			188,210
Net change in unrealized appreciation (depreciation)			5,548
Net assets			$259,383

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$42.11	6	$259	N/A	20.7%
12/31/2022	34.89	6	215	N/A	-28.1%
12/31/2021	48.53	7	350	N/A	11.2%
12/31/2020	43.66	7	315	N/A	42.5%
12/31/2019	30.65	8	240	N/A	35.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP Income & Growth Fund I Class - 02-425

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,522,197	$1,845,729	198,491
Receivables: investments sold	234
Payables: investments purchased	-
Net assets	$1,522,431

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,522,431	75,088	$20.28

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$40,071
Net investment income (loss)			40,071

Gain (loss) on investments:
Net realized gain (loss)			(1,209,052)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,236,695
Net gain (loss)			27,643

Increase (decrease) in net assets from operations			$67,714

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,071	$105,483
Net realized gain (loss)		(1,209,052)	(205,462)
Realized gain distributions		-	1,563,626
Net change in unrealized appreciation (depreciation)		1,236,695	(2,340,441)

Increase (decrease) in net assets from operations		67,714	(876,794)

Contract owner transactions:
Proceeds from units sold		104,928	184,414
Cost of units redeemed		(4,024,819)	(884,729)
Account charges		(130,806)	(244,217)
Increase (decrease)		(4,050,697)	(944,532)
Net increase (decrease)		(3,982,983)	(1,821,326)
Net assets, beginning		5,505,414	7,326,740
Net assets, ending		$1,522,431	$5,505,414

Units sold		5,721	9,704
Units redeemed		(225,661)	(57,304)
Net increase (decrease)		(219,940)	(47,600)
Units outstanding, beginning		295,028	342,628
Units outstanding, ending		75,088	295,028

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$24,550,307
Cost of units redeemed/account charges			(29,202,738)
Net investment income (loss)			1,635,918
Net realized gain (loss)			(456,903)
Realized gain distributions			5,319,379
Net change in unrealized appreciation (depreciation)			(323,532)
Net assets			$1,522,431

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$20.28	75	$1,522	N/A	8.7%
12/31/2022	18.66	295	5,505	N/A	-12.7%
12/31/2021	21.38	343	7,327	N/A	23.7%
12/31/2020	17.29	399	6,893	N/A	11.8%
12/31/2019	15.47	418	6,465	N/A	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	1.6%
2021	1.1%
2020	1.8%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP International Fund I Class - 02-420

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,087,456	$9,010,233	857,701
Receivables: investments sold	-
Payables: investments purchased	(12,975)
Net assets	$9,074,481

	Net Assets	Units Outstanding	Accumulation Unit Value
	$9,074,481	611,501	$14.84

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$113,776
Net investment income (loss)			113,776

Gain (loss) on investments:
Net realized gain (loss)			(58,350)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			918,600
Net gain (loss)			860,250

Increase (decrease) in net assets from operations			$974,026

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$113,776	$114,690
Net realized gain (loss)		(58,350)	(51,686)
Realized gain distributions		-	1,207,211
Net change in unrealized appreciation (depreciation)		918,600	(3,818,255)

Increase (decrease) in net assets from operations		974,026	(2,548,040)

Contract owner transactions:
Proceeds from units sold		1,120,305	989,847
Cost of units redeemed		(480,676)	(652,256)
Account charges		(370,559)	(339,429)
Increase (decrease)		269,070	(1,838)
Net increase (decrease)		1,243,096	(2,549,878)
Net assets, beginning		7,831,385	10,381,263
Net assets, ending		$9,074,481	$7,831,385

Units sold		78,681	72,754
Units redeemed		(61,256)	(71,243)
Net increase (decrease)		17,425	1,511
Units outstanding, beginning		594,076	592,565
Units outstanding, ending		611,501	594,076

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$30,267,265
Cost of units redeemed/account charges			(25,279,569)
Net investment income (loss)			978,444
Net realized gain (loss)			269,344
Realized gain distributions			2,761,774
Net change in unrealized appreciation (depreciation)			77,223
Net assets			$9,074,481

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$14.84	612	$9,074	N/A	12.6%
12/31/2022	13.18	594	7,831	N/A	-24.8%
12/31/2021	17.52	593	10,381	N/A	8.7%
12/31/2020	16.11	628	10,117	N/A	25.9%
12/31/2019	12.80	488	6,241	N/A	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.3%
2021	0.2%
2020	0.4%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 02-520

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,319	$86,177	2,957
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$75,319

	Net Assets	Units Outstanding	Accumulation Unit Value
	$75,319	3,902	$19.30

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$138
Net investment income (loss)			138

Gain (loss) on investments:
Net realized gain (loss)			(1,001)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,770
Net gain (loss)			7,769

Increase (decrease) in net assets from operations			$7,907

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$138	$-
Net realized gain (loss)		(1,001)	(3,773)
Realized gain distributions		-	16,862
Net change in unrealized appreciation (depreciation)		8,770	(33,062)

Increase (decrease) in net assets from operations		7,907	(19,973)

Contract owner transactions:
Proceeds from units sold		3,670	3,102
Cost of units redeemed		(1,907)	(7,698)
Account charges		(2,775)	(10,977)
Increase (decrease)		(1,012)	(15,573)
Net increase (decrease)		6,895	(35,546)
Net assets, beginning		68,424	103,970
Net assets, ending		$75,319	$68,424

Units sold		205	176
Units redeemed		(260)	(1,060)
Net increase (decrease)		(55)	(884)
Units outstanding, beginning		3,957	4,841
Units outstanding, ending		3,902	3,957

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$867,319
Cost of units redeemed/account charges			(898,148)
Net investment income (loss)			2,518
Net realized gain (loss)			26,836
Realized gain distributions			87,652
Net change in unrealized appreciation (depreciation)			(10,858)
Net assets			$75,319

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$19.30	4	$75	N/A	11.6%
12/31/2022	17.29	4	68	N/A	-19.5%
12/31/2021	21.47	5	104	N/A	15.0%
12/31/2020	18.67	5	98	N/A	12.2%
12/31/2019	16.63	6	96	N/A	31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.0%
2021	0.2%
2020	0.4%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$271,813	$263,364	10,794
Receivables: investments sold	-
Payables: investments purchased	(114)
Net assets	$271,699

	Net Assets	Units Outstanding	Accumulation Unit Value
	$271,699	7,543	$36.02

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(254)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			101,580
Net gain (loss)			101,326

Increase (decrease) in net assets from operations			$101,326

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		(254)	6,363
Realized gain distributions		-	23,422
Net change in unrealized appreciation (depreciation)		101,580	(188,529)

Increase (decrease) in net assets from operations		101,326	(158,744)

Contract owner transactions:
Proceeds from units sold		6,365	11,038
Cost of units redeemed		(314)	(39,058)
Account charges		(8,637)	(7,668)
Increase (decrease)		(2,586)	(35,688)
Net increase (decrease)		98,740	(194,432)
Net assets, beginning		172,959	367,391
Net assets, ending		$271,699	$172,959

Units sold		222	392
Units redeemed		(314)	(1,430)
Net increase (decrease)		(92)	(1,038)
Units outstanding, beginning		7,635	8,673
Units outstanding, ending		7,543	7,635

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,376,842
Cost of units redeemed/account charges			(2,446,875)
Net investment income (loss)			312
Net realized gain (loss)			149,527
Realized gain distributions			183,444
Net change in unrealized appreciation (depreciation)			8,449
Net assets			$271,699

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$36.02	8	$272	N/A	59.0%
12/31/2022	22.65	8	173	N/A	-46.5%
12/31/2021	42.36	9	367	N/A	12.6%
12/31/2020	37.60	9	331	N/A	69.6%
12/31/2019	22.18	12	255	N/A	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.1%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$102,117	$110,917	5,498
Receivables: investments sold	50
Payables: investments purchased	-
Net assets	$102,167

	Net Assets	Units Outstanding	Accumulation Unit Value
	$102,167	3,563	$28.68

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,083
Net investment income (loss)			1,083

Gain (loss) on investments:
Net realized gain (loss)			(3,854)
Realized gain distributions			5,655
Net change in unrealized appreciation (depreciation)			10,996
Net gain (loss)			12,797

Increase (decrease) in net assets from operations			$13,880

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,083	$976
Net realized gain (loss)		(3,854)	(299)
Realized gain distributions		5,655	13,072
Net change in unrealized appreciation (depreciation)		10,996	(34,016)

Increase (decrease) in net assets from operations		13,880	(20,267)

Contract owner transactions:
Proceeds from units sold		4,063	5,142
Cost of units redeemed		(11,068)	(1,663)
Account charges		(5,467)	(5,418)
Increase (decrease)		(12,472)	(1,939)
Net increase (decrease)		1,408	(22,206)
Net assets, beginning		100,759	122,965
Net assets, ending		$102,167	$100,759

Units sold		172	202
Units redeemed		(663)	(272)
Net increase (decrease)		(491)	(70)
Units outstanding, beginning		4,054	4,124
Units outstanding, ending		3,563	4,054

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$199,644
Cost of units redeemed/account charges			(118,038)
Net investment income (loss)			2,936
Net realized gain (loss)			2,465
Realized gain distributions			23,960
Net change in unrealized appreciation (depreciation)			(8,800)
Net assets			$102,167

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$28.68	4	$102	N/A	15.4%
12/31/2022	24.85	4	101	N/A	-16.6%
12/31/2021	29.82	4	123	N/A	26.1%
12/31/2020	23.64	1	26	N/A	10.6%
12/31/2019	21.36	0	8	N/A	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.9%
2021	0.3%
2020	0.5%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,287	$17,005	475
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$16,287

	Net Assets	Units Outstanding	Accumulation Unit Value
	$16,287	607	$26.83

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$71
Net investment income (loss)			71

Gain (loss) on investments:
Net realized gain (loss)			(340)
Realized gain distributions			1,292
Net change in unrealized appreciation (depreciation)			1,764
Net gain (loss)			2,716

Increase (decrease) in net assets from operations			$2,787

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$71	$78
Net realized gain (loss)		(340)	(2,353)
Realized gain distributions		1,292	7,217
Net change in unrealized appreciation (depreciation)		1,764	(11,107)

Increase (decrease) in net assets from operations		2,787	(6,165)

Contract owner transactions:
Proceeds from units sold		1,767	1,765
Cost of units redeemed		(749)	(11,135)
Account charges		(1,129)	(1,536)
Increase (decrease)		(111)	(10,906)
Net increase (decrease)		2,676	(17,071)
Net assets, beginning		13,611	30,682
Net assets, ending		$16,287	$13,611

Units sold		72	78
Units redeemed		(77)	(594)
Net increase (decrease)		(5)	(516)
Units outstanding, beginning		612	1,128
Units outstanding, ending		607	612

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$231,356
Cost of units redeemed/account charges			(261,599)
Net investment income (loss)			6,918
Net realized gain (loss)			5,041
Realized gain distributions			35,289
Net change in unrealized appreciation (depreciation)			(718)
Net assets			$16,287

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$26.83	1	$16	N/A	20.7%
12/31/2022	22.24	1	14	N/A	-18.3%
12/31/2021	27.20	1	31	N/A	26.8%
12/31/2020	21.46	1	24	N/A	23.4%
12/31/2019	17.39	1	24	N/A	35.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.4%
2021	0.2%
2020	0.5%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2005 Portfolio Initial Class - 02-163

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$11.71

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$44
Net realized gain (loss)		-	(421)
Realized gain distributions		-	283
Net change in unrealized appreciation (depreciation)		-	(421)

Increase (decrease) in net assets from operations		-	(515)

Contract owner transactions:
Proceeds from units sold		-	285
Cost of units redeemed		-	(3,408)
Account charges		-	(1,672)
Increase (decrease)		-	(4,795)
Net increase (decrease)		-	(5,310)
Net assets, beginning		-	5,310
Net assets, ending		$-	$-

Units sold		-	24
Units redeemed		-	(453)
Net increase (decrease)		-	(429)
Units outstanding, beginning		-	429
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$29,812
Cost of units redeemed/account charges			(33,691)
Net investment income (loss)			1,211
Net realized gain (loss)			1,002
Realized gain distributions			1,666
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$11.71	0	$0	N/A	8.0%
12/31/2022	10.84	0	0	N/A	-12.4%
12/31/2021	12.37	0	5	N/A	4.1%
12/31/2020	11.89	1	7	N/A	11.3%
12/31/2019	10.69	1	14	N/A	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	1.7%
2021	1.0%
2020	0.9%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$397,155	$381,428	35,044
Receivables: investments sold	-
Payables: investments purchased	(98)
Net assets	$397,057

	Net Assets	Units Outstanding	Accumulation Unit Value
	$397,057	29,896	$13.28

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,411
Net investment income (loss)			10,411

Gain (loss) on investments:
Net realized gain (loss)			(1,945)
Realized gain distributions			1,002
Net change in unrealized appreciation (depreciation)			17,283
Net gain (loss)			16,340

Increase (decrease) in net assets from operations			$26,751

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,411	$330
Net realized gain (loss)		(1,945)	(9)
Realized gain distributions		1,002	903
Net change in unrealized appreciation (depreciation)		17,283	(3,518)

Increase (decrease) in net assets from operations		26,751	(2,294)

Contract owner transactions:
Proceeds from units sold		380,326	1
Cost of units redeemed		(15,639)	-
Account charges		(8,883)	(215)
Increase (decrease)		355,804	(214)
Net increase (decrease)		382,555	(2,508)
Net assets, beginning		14,502	17,010
Net assets, ending		$397,057	$14,502

Units sold		30,647	-
Units redeemed		(1,946)	(17)
Net increase (decrease)		28,701	(17)
Units outstanding, beginning		1,195	1,212
Units outstanding, ending		29,896	1,195

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$437,021
Cost of units redeemed/account charges			(75,022)
Net investment income (loss)			14,885
Net realized gain (loss)			(2,260)
Realized gain distributions			6,706
Net change in unrealized appreciation (depreciation)			15,727
Net assets			$397,057

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$13.28	30	$397	N/A	9.5%
12/31/2022	12.13	1	15	N/A	-13.5%
12/31/2021	14.03	1	17	N/A	5.9%
12/31/2020	13.25	1	16	N/A	12.5%
12/31/2019	11.78	1	15	N/A	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.1%
2022	2.1%
2021	1.1%
2020	1.3%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$374,307	$404,708	32,576
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$374,307

	Net Assets	Units Outstanding	Accumulation Unit Value
	$374,307	25,901	$14.45

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,093
Net investment income (loss)			13,093

Gain (loss) on investments:
Net realized gain (loss)			(1,013)
Realized gain distributions			6,883
Net change in unrealized appreciation (depreciation)			18,352
Net gain (loss)			24,222

Increase (decrease) in net assets from operations			$37,315

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,093	$7,914
Net realized gain (loss)		(1,013)	(1,020)
Realized gain distributions		6,883	36,605
Net change in unrealized appreciation (depreciation)		18,352	(104,154)

Increase (decrease) in net assets from operations		37,315	(60,655)

Contract owner transactions:
Proceeds from units sold		-	321
Cost of units redeemed		-	(3,345)
Account charges		(8,067)	(9,853)
Increase (decrease)		(8,067)	(12,877)
Net increase (decrease)		29,248	(73,532)
Net assets, beginning		345,059	418,591
Net assets, ending		$374,307	$345,059

Units sold		-	22
Units redeemed		(591)	(976)
Net increase (decrease)		(591)	(954)
Units outstanding, beginning		26,492	27,446
Units outstanding, ending		25,901	26,492

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,371,926
Cost of units redeemed/account charges			(9,293,435)
Net investment income (loss)			93,294
Net realized gain (loss)			93,634
Realized gain distributions			139,289
Net change in unrealized appreciation (depreciation)			(30,401)
Net assets			$374,307

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$14.45	26	$374	N/A	11.0%
12/31/2022	13.02	26	345	N/A	-14.6%
12/31/2021	15.25	27	419	N/A	7.7%
12/31/2020	14.16	28	400	N/A	13.8%
12/31/2019	12.44	28	350	N/A	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	2.1%
2021	1.1%
2020	1.3%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$256,906	$261,651	20,560
Receivables: investments sold	95
Payables: investments purchased	-
Net assets	$257,001

	Net Assets	Units Outstanding	Accumulation Unit Value
	$257,001	16,816	$15.28

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,947
Net investment income (loss)			7,947

Gain (loss) on investments:
Net realized gain (loss)			(3,722)
Realized gain distributions			1,716
Net change in unrealized appreciation (depreciation)			22,320
Net gain (loss)			20,314

Increase (decrease) in net assets from operations			$28,261

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,947	$5,382
Net realized gain (loss)		(3,722)	(1,018)
Realized gain distributions		1,716	26,245
Net change in unrealized appreciation (depreciation)		22,320	(77,363)

Increase (decrease) in net assets from operations		28,261	(46,754)

Contract owner transactions:
Proceeds from units sold		7,829	7,944
Cost of units redeemed		(10,050)	(8,237)
Account charges		(10,444)	(9,877)
Increase (decrease)		(12,665)	(10,170)
Net increase (decrease)		15,596	(56,924)
Net assets, beginning		241,405	298,329
Net assets, ending		$257,001	$241,405

Units sold		2,372	560
Units redeemed		(3,310)	(1,304)
Net increase (decrease)		(938)	(744)
Units outstanding, beginning		17,754	18,498
Units outstanding, ending		16,816	17,754

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$966,166
Cost of units redeemed/account charges			(941,328)
Net investment income (loss)			75,902
Net realized gain (loss)			47,749
Realized gain distributions			113,257
Net change in unrealized appreciation (depreciation)			(4,745)
Net assets			$257,001

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$15.28	17	$257	N/A	12.4%
12/31/2022	13.60	18	241	N/A	-15.7%
12/31/2021	16.13	18	298	N/A	9.5%
12/31/2020	14.73	19	274	N/A	15.1%
12/31/2019	12.80	19	239	N/A	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	2.0%
2021	1.1%
2020	1.3%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$258,953	$244,257	17,051
Receivables: investments sold	-
Payables: investments purchased	(282)
Net assets	$258,671

	Net Assets	Units Outstanding	Accumulation Unit Value
	$258,671	15,435	$16.76

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,779
Net investment income (loss)			5,779

Gain (loss) on investments:
Net realized gain (loss)			(556)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,824
Net gain (loss)			23,268

Increase (decrease) in net assets from operations			$29,047

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,779	$2,394
Net realized gain (loss)		(556)	(293)
Realized gain distributions		-	7,655
Net change in unrealized appreciation (depreciation)		23,824	(32,189)

Increase (decrease) in net assets from operations		29,047	(22,433)

Contract owner transactions:
Proceeds from units sold		139,010	2,851
Cost of units redeemed		(9,112)	(2,878)
Account charges		(10,268)	(3,542)
Increase (decrease)		119,630	(3,569)
Net increase (decrease)		148,677	(26,002)
Net assets, beginning		109,994	135,996
Net assets, ending		$258,671	$109,994

Units sold		9,215	182
Units redeemed		(1,237)	(430)
Net increase (decrease)		7,978	(248)
Units outstanding, beginning		7,457	7,705
Units outstanding, ending		15,435	7,457

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,629,638
Cost of units redeemed/account charges			(1,496,474)
Net investment income (loss)			36,749
Net realized gain (loss)			30,761
Realized gain distributions			43,301
Net change in unrealized appreciation (depreciation)			14,696
Net assets			$258,671

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$16.76	15	$259	N/A	13.6%
12/31/2022	14.75	7	110	N/A	-16.4%
12/31/2021	17.65	8	136	N/A	10.8%
12/31/2020	15.92	8	126	N/A	16.0%
12/31/2019	13.73	9	127	N/A	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	1.9%
2021	1.1%
2020	1.1%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$164,540	$136,502	10,676
Receivables: investments sold	-
Payables: investments purchased	(542)
Net assets	$163,998

	Net Assets	Units Outstanding	Accumulation Unit Value
	$163,998	9,303	$17.63

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,948
Net investment income (loss)			3,948

Gain (loss) on investments:
Net realized gain (loss)			3,311
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,081
Net gain (loss)			18,392

Increase (decrease) in net assets from operations			$22,340

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,948	$3,318
Net realized gain (loss)		3,311	1,087
Realized gain distributions		-	11,506
Net change in unrealized appreciation (depreciation)		15,081	(49,116)

Increase (decrease) in net assets from operations		22,340	(33,205)

Contract owner transactions:
Proceeds from units sold		5,566	6,422
Cost of units redeemed		(18,322)	(879)
Account charges		(7,295)	(7,479)
Increase (decrease)		(20,051)	(1,936)
Net increase (decrease)		2,289	(35,141)
Net assets, beginning		161,709	196,850
Net assets, ending		$163,998	$161,709

Units sold		341	404
Units redeemed		(1,560)	(529)
Net increase (decrease)		(1,219)	(125)
Units outstanding, beginning		10,522	10,647
Units outstanding, ending		9,303	10,522

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$418,172
Cost of units redeemed/account charges			(409,177)
Net investment income (loss)			37,964
Net realized gain (loss)			26,779
Realized gain distributions			62,222
Net change in unrealized appreciation (depreciation)			28,038
Net assets			$163,998

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$17.63	9	$164	N/A	14.7%
12/31/2022	15.37	11	162	N/A	-16.9%
12/31/2021	18.49	11	197	N/A	12.4%
12/31/2020	16.45	11	176	N/A	16.9%
12/31/2019	14.08	11	154	N/A	24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	1.9%
2021	1.1%
2020	1.2%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom Income Portfolio Initial Class - 02-164

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,292	$9,496	847
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$9,292

	Net Assets	Units Outstanding	Accumulation Unit Value
	$9,292	894	$10.39

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$387
Net investment income (loss)			387

Gain (loss) on investments:
Net realized gain (loss)			(7)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			305
Net gain (loss)			298

Increase (decrease) in net assets from operations			$685

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$387	$209
Net realized gain (loss)		(7)	(1)
Realized gain distributions		-	316
Net change in unrealized appreciation (depreciation)		305	(1,732)

Increase (decrease) in net assets from operations		685	(1,208)

Contract owner transactions:
Proceeds from units sold		79	57
Cost of units redeemed		-	-
Account charges		(187)	(190)
Increase (decrease)		(108)	(133)
Net increase (decrease)		577	(1,341)
Net assets, beginning		8,715	10,056
Net assets, ending		$9,292	$8,715

Units sold		7	5
Units redeemed		(18)	(19)
Net increase (decrease)		(11)	(14)
Units outstanding, beginning		905	919
Units outstanding, ending		894	905

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$120,416
Cost of units redeemed/account charges			(128,631)
Net investment income (loss)			8,301
Net realized gain (loss)			4,847
Realized gain distributions			4,563
Net change in unrealized appreciation (depreciation)			(204)
Net assets			$9,292

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$10.39	1	$9	N/A	7.9%
12/31/2022	9.63	1	9	N/A	-12.0%
12/31/2021	10.94	1	10	N/A	3.3%
12/31/2020	10.59	1	10	N/A	10.5%
12/31/2019	9.59	1	9	N/A	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.3%
2022	2.2%
2021	1.0%
2020	1.3%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Growth Portfolio Initial Class - 02-210

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,160,984	$12,505,232	162,674
Receivables: investments sold	-
Payables: investments purchased	(15,995)
Net assets	$15,144,989

	Net Assets	Units Outstanding	Accumulation Unit Value
	$15,144,989	343,163	$44.13

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$17,160
Net investment income (loss)			17,160

Gain (loss) on investments:
Net realized gain (loss)			230,365
Realized gain distributions			582,212
Net change in unrealized appreciation (depreciation)			2,134,979
Net gain (loss)			2,947,556

Increase (decrease) in net assets from operations			$2,964,716

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,160	$39,316
Net realized gain (loss)		230,365	164,222
Realized gain distributions		582,212	473,875
Net change in unrealized appreciation (depreciation)		2,134,979	(2,595,089)

Increase (decrease) in net assets from operations		2,964,716	(1,917,676)

Contract owner transactions:
Proceeds from units sold		7,718,899	251,660
Cost of units redeemed		(747,789)	(428,286)
Account charges		(431,954)	(262,193)
Increase (decrease)		6,539,156	(438,819)
Net increase (decrease)		9,503,872	(2,356,495)
Net assets, beginning		5,641,117	7,997,612
Net assets, ending		$15,144,989	$5,641,117

Units sold		200,475	7,108
Units redeemed		(31,448)	(19,474)
Net increase (decrease)		169,027	(12,366)
Units outstanding, beginning		174,136	186,502
Units outstanding, ending		343,163	174,136

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$34,227,541
Cost of units redeemed/account charges			(29,537,929)
Net investment income (loss)			656,631
Net realized gain (loss)			1,621,511
Realized gain distributions			5,521,483
Net change in unrealized appreciation (depreciation)			2,655,752
Net assets			$15,144,989

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$44.13	343	$15,145	N/A	36.2%
12/31/2022	32.39	174	5,641	N/A	-24.5%
12/31/2021	42.88	187	7,998	N/A	23.2%
12/31/2020	34.80	208	7,249	N/A	43.9%
12/31/2019	24.19	228	5,519	N/A	34.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.6%
2021	0.0%
2020	0.1%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP High Income Portfolio Initial Class - 02-215

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,884,884	$2,150,630	409,146
Receivables: investments sold	-
Payables: investments purchased	(2,812)
Net assets	$1,882,072

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,882,072	153,313	$12.28

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$104,723
Net investment income (loss)			104,723

Gain (loss) on investments:
Net realized gain (loss)			(51,972)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			133,746
Net gain (loss)			81,774

Increase (decrease) in net assets from operations			$186,497

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$104,723	$102,874
Net realized gain (loss)		(51,972)	(33,858)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		133,746	(337,316)

Increase (decrease) in net assets from operations		186,497	(268,300)

Contract owner transactions:
Proceeds from units sold		106,047	67,433
Cost of units redeemed		(235,450)	(266,370)
Account charges		(91,423)	(99,097)
Increase (decrease)		(220,826)	(298,034)
Net increase (decrease)		(34,329)	(566,334)
Net assets, beginning		1,916,401	2,482,735
Net assets, ending		$1,882,072	$1,916,401

Units sold		9,715	5,961
Units redeemed		(28,867)	(31,512)
Net increase (decrease)		(19,152)	(25,551)
Units outstanding, beginning		172,465	198,016
Units outstanding, ending		153,313	172,465

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,917,894
Cost of units redeemed/account charges			(6,444,070)
Net investment income (loss)			2,088,633
Net realized gain (loss)			(414,639)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(265,746)
Net assets			$1,882,072

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$12.28	153	$1,882	N/A	10.5%
12/31/2022	11.11	172	1,916	N/A	-11.4%
12/31/2021	12.54	198	2,483	N/A	4.4%
12/31/2020	12.01	181	2,170	N/A	2.7%
12/31/2019	11.69	183	2,136	N/A	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.5%
2022	4.7%
2021	5.5%
2020	4.8%
2019	6.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Index 500 Portfolio Initial Class - 02-225

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,943,009	$5,431,646	28,027
Receivables: investments sold	-
Payables: investments purchased	(79)
Net assets	$12,942,930

	Net Assets	Units Outstanding	Accumulation Unit Value
	$12,942,930	385,794	$33.55

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$175,108
Net investment income (loss)			175,108

Gain (loss) on investments:
Net realized gain (loss)			469,490
Realized gain distributions			108,313
Net change in unrealized appreciation (depreciation)			2,006,997
Net gain (loss)			2,584,800

Increase (decrease) in net assets from operations			$2,759,908

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$175,108	$172,931
Net realized gain (loss)		469,490	784,665
Realized gain distributions		108,313	96,255
Net change in unrealized appreciation (depreciation)		2,006,997	(3,647,057)

Increase (decrease) in net assets from operations		2,759,908	(2,593,206)

Contract owner transactions:
Proceeds from units sold		305,303	267,201
Cost of units redeemed		(632,367)	(1,170,529)
Account charges		(355,428)	(354,590)
Increase (decrease)		(682,492)	(1,257,918)
Net increase (decrease)		2,077,416	(3,851,124)
Net assets, beginning		10,865,514	14,716,638
Net assets, ending		$12,942,930	$10,865,514

Units sold		10,629	11,114
Units redeemed		(33,539)	(55,156)
Net increase (decrease)		(22,910)	(44,042)
Units outstanding, beginning		408,704	452,746
Units outstanding, ending		385,794	408,704

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$49,209,369
Cost of units redeemed/account charges			(56,415,969)
Net investment income (loss)			4,564,818
Net realized gain (loss)			6,354,490
Realized gain distributions			1,718,859
Net change in unrealized appreciation (depreciation)			7,511,363
Net assets			$12,942,930

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$33.55	386	$12,943	N/A	26.2%
12/31/2022	26.59	409	10,866	N/A	-18.2%
12/31/2021	32.51	453	14,717	N/A	28.6%
12/31/2020	25.28	472	11,922	N/A	18.2%
12/31/2019	21.38	516	11,042	N/A	31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.4%
2021	1.3%
2020	1.6%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Government Money Market Portfolio Initial Class - 02-250

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$714,338	$721,175	714,339
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$714,339

	Net Assets	Units Outstanding	Accumulation Unit Value
	$714,339	429,585	$1.66

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$33,250
Net investment income (loss)			33,250

Gain (loss) on investments:
Net realized gain (loss)			(446)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			447
Net gain (loss)			1

Increase (decrease) in net assets from operations			$33,251

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,250	$10,066
Net realized gain (loss)		(446)	(1,039)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		447	1,040

Increase (decrease) in net assets from operations		33,251	10,067

Contract owner transactions:
Proceeds from units sold		57,248	68,156
Cost of units redeemed		(14,341)	(56,317)
Account charges		(33,777)	(34,246)
Increase (decrease)		9,130	(22,407)
Net increase (decrease)		42,381	(12,340)
Net assets, beginning		671,958	684,298
Net assets, ending		$714,339	$671,958

Units sold		36,016	43,622
Units redeemed		(30,465)	(57,617)
Net increase (decrease)		5,551	(13,995)
Units outstanding, beginning		424,034	438,029
Units outstanding, ending		429,585	424,034

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$20,918,631
Cost of units redeemed/account charges			(20,733,893)
Net investment income (loss)			528,760
Net realized gain (loss)			6,839
Realized gain distributions			839
Net change in unrealized appreciation (depreciation)			(6,837)
Net assets			$714,339

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.66	430	$714	N/A	4.9%
12/31/2022	1.58	424	672	N/A	1.4%
12/31/2021	1.56	438	684	N/A	0.0%
12/31/2020	1.56	518	810	N/A	0.3%
12/31/2019	1.56	432	673	N/A	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.8%
2022	1.5%
2021	0.0%
2020	0.3%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 02-220

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,528,882	$1,186,604	59,212
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$1,528,865

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,528,865	96,326	$15.87

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15,175
Net investment income (loss)			15,175

Gain (loss) on investments:
Net realized gain (loss)			42,349
Realized gain distributions			3,838
Net change in unrealized appreciation (depreciation)			217,293
Net gain (loss)			263,480

Increase (decrease) in net assets from operations			$278,655

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,175	$16,362
Net realized gain (loss)		42,349	38,079
Realized gain distributions		3,838	14,402
Net change in unrealized appreciation (depreciation)		217,293	(559,358)

Increase (decrease) in net assets from operations		278,655	(490,515)

Contract owner transactions:
Proceeds from units sold		78,906	95,355
Cost of units redeemed		(185,899)	(143,913)
Account charges		(78,875)	(73,151)
Increase (decrease)		(185,868)	(121,709)
Net increase (decrease)		92,787	(612,224)
Net assets, beginning		1,436,078	2,048,302
Net assets, ending		$1,528,865	$1,436,078

Units sold		5,597	7,035
Units redeemed		(18,304)	(15,442)
Net increase (decrease)		(12,707)	(8,407)
Units outstanding, beginning		109,033	117,440
Units outstanding, ending		96,326	109,033

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$29,121,001
Cost of units redeemed/account charges			(29,656,248)
Net investment income (loss)			756,841
Net realized gain (loss)			(250,585)
Realized gain distributions			1,215,578
Net change in unrealized appreciation (depreciation)			342,278
Net assets			$1,528,865

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$15.87	96	$1,529	N/A	20.5%
12/31/2022	13.17	109	1,436	N/A	-24.5%
12/31/2021	17.44	117	2,048	N/A	19.7%
12/31/2020	14.57	121	1,761	N/A	15.6%
12/31/2019	12.60	132	1,660	N/A	27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.9%
2021	0.5%
2020	0.4%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,578	$45,955	1,340
Receivables: investments sold	-
Payables: investments purchased	(87)
Net assets	$46,491

	Net Assets	Units Outstanding	Accumulation Unit Value
	$46,491	1,883	$24.69

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$169
Net investment income (loss)			169

Gain (loss) on investments:
Net realized gain (loss)			(2,600)
Realized gain distributions			1,362
Net change in unrealized appreciation (depreciation)			9,167
Net gain (loss)			7,929

Increase (decrease) in net assets from operations			$8,098

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$169	$231
Net realized gain (loss)		(2,600)	(19)
Realized gain distributions		1,362	5,905
Net change in unrealized appreciation (depreciation)		9,167	(21,347)

Increase (decrease) in net assets from operations		8,098	(15,230)

Contract owner transactions:
Proceeds from units sold		2,331	2,868
Cost of units redeemed		(42,661)	(4,491)
Account charges		(3,300)	(3,734)
Increase (decrease)		(43,630)	(5,357)
Net increase (decrease)		(35,532)	(20,587)
Net assets, beginning		82,023	102,610
Net assets, ending		$46,491	$82,023

Units sold		103	130
Units redeemed		(2,033)	(374)
Net increase (decrease)		(1,930)	(244)
Units outstanding, beginning		3,813	4,057
Units outstanding, ending		1,883	3,813

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,988,782
Cost of units redeemed/account charges			(3,082,909)
Net investment income (loss)			19,101
Net realized gain (loss)			725,684
Realized gain distributions			395,210
Net change in unrealized appreciation (depreciation)			623
Net assets			$46,491

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$24.69	2	$46	N/A	14.8%
12/31/2022	21.51	4	82	N/A	-15.0%
12/31/2021	25.30	4	103	N/A	25.3%
12/31/2020	20.19	4	79	N/A	17.9%
12/31/2019	17.13	9	161	N/A	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.3%
2021	0.4%
2020	0.5%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 02-230

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,824,428	$1,855,853	116,674
Receivables: investments sold	358
Payables: investments purchased	-
Net assets	$1,824,786

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,824,786	101,028	$18.06

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$41,099
Net investment income (loss)			41,099

Gain (loss) on investments:
Net realized gain (loss)			(4,338)
Realized gain distributions			18,471
Net change in unrealized appreciation (depreciation)			156,622
Net gain (loss)			170,755

Increase (decrease) in net assets from operations			$211,854

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,099	$36,586
Net realized gain (loss)		(4,338)	(2,232)
Realized gain distributions		18,471	118,222
Net change in unrealized appreciation (depreciation)		156,622	(454,253)

Increase (decrease) in net assets from operations		211,854	(301,677)

Contract owner transactions:
Proceeds from units sold		63,746	69,436
Cost of units redeemed		(30,839)	(69,910)
Account charges		(79,563)	(86,576)
Increase (decrease)		(46,656)	(87,050)
Net increase (decrease)		165,198	(388,727)
Net assets, beginning		1,659,588	2,048,315
Net assets, ending		$1,824,786	$1,659,588

Units sold		3,809	4,657
Units redeemed		(6,556)	(9,835)
Net increase (decrease)		(2,747)	(5,178)
Units outstanding, beginning		103,775	108,953
Units outstanding, ending		101,028	103,775

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,533,998
Cost of units redeemed/account charges			(11,657,401)
Net investment income (loss)			1,049,665
Net realized gain (loss)			(76,356)
Realized gain distributions			1,006,305
Net change in unrealized appreciation (depreciation)			(31,425)
Net assets			$1,824,786

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$18.06	101	$1,825	N/A	12.9%
12/31/2022	15.99	104	1,660	N/A	-14.9%
12/31/2021	18.80	109	2,048	N/A	9.9%
12/31/2020	17.10	82	1,400	N/A	14.9%
12/31/2019	14.89	87	1,302	N/A	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.0%
2021	1.9%
2020	1.4%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 02-245

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,886,992	$8,335,801	244,436
Receivables: investments sold	-
Payables: investments purchased	(39)
Net assets	$11,886,953

	Net Assets	Units Outstanding	Accumulation Unit Value
	$11,886,953	241,406	$49.24

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$52,916
Net investment income (loss)			52,916

Gain (loss) on investments:
Net realized gain (loss)			256,324
Realized gain distributions			384,099
Net change in unrealized appreciation (depreciation)			2,417,164
Net gain (loss)			3,057,587

Increase (decrease) in net assets from operations			$3,110,503

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$52,916	$54,717
Net realized gain (loss)		256,324	347,877
Realized gain distributions		384,099	521,241
Net change in unrealized appreciation (depreciation)		2,417,164	(4,639,584)

Increase (decrease) in net assets from operations		3,110,503	(3,715,749)

Contract owner transactions:
Proceeds from units sold		271,005	371,925
Cost of units redeemed		(773,101)	(993,532)
Account charges		(440,238)	(438,867)
Increase (decrease)		(942,334)	(1,060,474)
Net increase (decrease)		2,168,169	(4,776,223)
Net assets, beginning		9,718,784	14,495,007
Net assets, ending		$11,886,953	$9,718,784

Units sold		7,010	10,225
Units redeemed		(29,001)	(36,303)
Net increase (decrease)		(21,991)	(26,078)
Units outstanding, beginning		263,397	289,475
Units outstanding, ending		241,406	263,397

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$38,353,829
Cost of units redeemed/account charges			(46,600,785)
Net investment income (loss)			1,846,812
Net realized gain (loss)			3,273,544
Realized gain distributions			11,462,362
Net change in unrealized appreciation (depreciation)			3,551,191
Net assets			$11,886,953

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$49.24	241	$11,887	N/A	33.5%
12/31/2022	36.90	263	9,719	N/A	-26.3%
12/31/2021	50.07	289	14,495	N/A	27.8%
12/31/2020	39.17	314	12,293	N/A	30.6%
12/31/2019	30.00	343	10,285	N/A	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.5%
2021	0.1%
2020	0.2%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 02-205

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,072,546	$8,543,445	364,625
Receivables: investments sold	-
Payables: investments purchased	(11,600)
Net assets	$9,060,946

	Net Assets	Units Outstanding	Accumulation Unit Value
	$9,060,946	354,963	$25.53

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$168,508
Net investment income (loss)			168,508

Gain (loss) on investments:
Net realized gain (loss)			55,112
Realized gain distributions			252,939
Net change in unrealized appreciation (depreciation)			323,644
Net gain (loss)			631,695

Increase (decrease) in net assets from operations			$800,203

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$168,508	$55,652
Net realized gain (loss)		55,112	45,387
Realized gain distributions		252,939	97,695
Net change in unrealized appreciation (depreciation)		323,644	(366,180)

Increase (decrease) in net assets from operations		800,203	(167,446)

Contract owner transactions:
Proceeds from units sold		5,985,759	91,006
Cost of units redeemed		(352,084)	(252,648)
Account charges		(261,949)	(127,077)
Increase (decrease)		5,371,726	(288,719)
Net increase (decrease)		6,171,929	(456,165)
Net assets, beginning		2,889,017	3,345,182
Net assets, ending		$9,060,946	$2,889,017

Units sold		258,839	4,832
Units redeemed		(29,104)	(17,416)
Net increase (decrease)		229,735	(12,584)
Units outstanding, beginning		125,228	137,812
Units outstanding, ending		354,963	125,228

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$22,651,453
Cost of units redeemed/account charges			(18,195,211)
Net investment income (loss)			1,841,924
Net realized gain (loss)			(1,207,314)
Realized gain distributions			3,440,993
Net change in unrealized appreciation (depreciation)			529,101
Net assets			$9,060,946

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$25.53	355	$9,061	N/A	10.6%
12/31/2022	23.07	125	2,889	N/A	-5.0%
12/31/2021	24.27	138	3,345	N/A	24.9%
12/31/2020	19.44	156	3,022	N/A	6.7%
12/31/2019	18.22	159	2,905	N/A	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	1.8%
2021	1.9%
2020	1.7%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Franklin Small Cap Value VIP Fund 1 Class - 02-906

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,709,106	$3,185,189	191,059
Receivables: investments sold	-
Payables: investments purchased	(3,710)
Net assets	$2,705,396

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,705,396	153,676	$17.60

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18,467
Net investment income (loss)			18,467

Gain (loss) on investments:
Net realized gain (loss)			(163,855)
Realized gain distributions			133,406
Net change in unrealized appreciation (depreciation)			343,022
Net gain (loss)			312,573

Increase (decrease) in net assets from operations			$331,040

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,467	$38,491
Net realized gain (loss)		(163,855)	(49,660)
Realized gain distributions		133,406	552,708
Net change in unrealized appreciation (depreciation)		343,022	(877,992)

Increase (decrease) in net assets from operations		331,040	(336,453)

Contract owner transactions:
Proceeds from units sold		109,632	274,064
Cost of units redeemed		(618,546)	(224,721)
Account charges		(120,309)	(132,169)
Increase (decrease)		(629,223)	(82,826)
Net increase (decrease)		(298,183)	(419,279)
Net assets, beginning		3,003,579	3,422,858
Net assets, ending		$2,705,396	$3,003,579

Units sold		7,259	17,263
Units redeemed		(46,412)	(22,610)
Net increase (decrease)		(39,153)	(5,347)
Units outstanding, beginning		192,829	198,176
Units outstanding, ending		153,676	192,829

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,966,966
Cost of units redeemed/account charges			(3,647,902)
Net investment income (loss)			205,475
Net realized gain (loss)			(270,809)
Realized gain distributions			1,927,749
Net change in unrealized appreciation (depreciation)			(476,083)
Net assets			$2,705,396

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$17.60	154	$2,705	N/A	13.0%
12/31/2022	15.58	193	3,004	N/A	-9.8%
12/31/2021	17.27	198	3,423	N/A	25.7%
12/31/2020	13.74	113	1,552	N/A	5.4%
12/31/2019	13.04	115	1,499	N/A	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	1.2%
2021	1.5%
2020	1.4%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Templeton Global Bond VIP Fund 1 Class - 02-907

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,098	$78,954	4,648
Receivables: investments sold	-
Payables: investments purchased	(23)
Net assets	$63,075

	Net Assets	Units Outstanding	Accumulation Unit Value
	$63,075	8,155	$7.73

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(12,989)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,062
Net gain (loss)			1,073

Increase (decrease) in net assets from operations			$1,073

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		(12,989)	(1,511)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		14,062	(3,376)

Increase (decrease) in net assets from operations		1,073	(4,887)

Contract owner transactions:
Proceeds from units sold		5,017	5,054
Cost of units redeemed		(33,942)	(444)
Account charges		(4,929)	(4,792)
Increase (decrease)		(33,854)	(182)
Net increase (decrease)		(32,781)	(5,069)
Net assets, beginning		95,856	100,925
Net assets, ending		$63,075	$95,856

Units sold		737	656
Units redeemed		(5,371)	(680)
Net increase (decrease)		(4,634)	(24)
Units outstanding, beginning		12,789	12,813
Units outstanding, ending		8,155	12,789

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$737,645
Cost of units redeemed/account charges			(749,465)
Net investment income (loss)			125,984
Net realized gain (loss)			(44,350)
Realized gain distributions			9,117
Net change in unrealized appreciation (depreciation)			(15,856)
Net assets			$63,075

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.73	8	$63	N/A	3.2%
12/31/2022	7.50	13	96	N/A	-4.8%
12/31/2021	7.88	13	101	N/A	-4.6%
12/31/2020	8.26	14	117	N/A	-5.1%
12/31/2019	8.70	18	160	N/A	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	7.7%
2019	7.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Franklin Allocation VIP Fund 1 Class - 02-908

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,666	$53,931	9,019
Receivables: investments sold	-
Payables: investments purchased	(22)
Net assets	$44,644

	Net Assets	Units Outstanding	Accumulation Unit Value
	$44,644	3,984	$11.21

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$719
Net investment income (loss)			719

Gain (loss) on investments:
Net realized gain (loss)			(737)
Realized gain distributions			699
Net change in unrealized appreciation (depreciation)			5,135
Net gain (loss)			5,097

Increase (decrease) in net assets from operations			$5,816

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$719	$897
Net realized gain (loss)		(737)	(3,065)
Realized gain distributions		699	4,433
Net change in unrealized appreciation (depreciation)		5,135	(11,067)

Increase (decrease) in net assets from operations		5,816	(8,802)

Contract owner transactions:
Proceeds from units sold		1,045	3,003
Cost of units redeemed		(654)	(11,371)
Account charges		(1,867)	(2,791)
Increase (decrease)		(1,476)	(11,159)
Net increase (decrease)		4,340	(19,961)
Net assets, beginning		40,304	60,265
Net assets, ending		$44,644	$40,304

Units sold		101	292
Units redeemed		(244)	(1,369)
Net increase (decrease)		(143)	(1,077)
Units outstanding, beginning		4,127	5,204
Units outstanding, ending		3,984	4,127

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$190,942
Cost of units redeemed/account charges			(209,999)
Net investment income (loss)			31,501
Net realized gain (loss)			(1,257)
Realized gain distributions			42,722
Net change in unrealized appreciation (depreciation)			(9,265)
Net assets			$44,644

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$11.21	4	$45	N/A	14.8%
12/31/2022	9.76	4	40	N/A	-15.7%
12/31/2021	11.58	5	60	N/A	11.8%
12/31/2020	10.36	6	58	N/A	12.2%
12/31/2019	9.23	6	55	N/A	20.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.8%
2021	2.0%
2020	1.6%
2019	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Templeton Foreign VIP Fund 2 Class - 02-909

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,547	$40,530	2,910
Receivables: investments sold	-
Payables: investments purchased	(103)
Net assets	$41,444

	Net Assets	Units Outstanding	Accumulation Unit Value
	$41,444	3,779	$10.97

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,222
Net investment income (loss)			1,222

Gain (loss) on investments:
Net realized gain (loss)			(157)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,249
Net gain (loss)			6,092

Increase (decrease) in net assets from operations			$7,314

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,222	$1,238
Net realized gain (loss)		(157)	(1,832)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,249	(3,426)

Increase (decrease) in net assets from operations		7,314	(4,020)

Contract owner transactions:
Proceeds from units sold		2,097	2,494
Cost of units redeemed		(2,140)	(4,488)
Account charges		(1,931)	(1,852)
Increase (decrease)		(1,974)	(3,846)
Net increase (decrease)		5,340	(7,866)
Net assets, beginning		36,104	43,970
Net assets, ending		$41,444	$36,104

Units sold		206	283
Units redeemed		(402)	(781)
Net increase (decrease)		(196)	(498)
Units outstanding, beginning		3,975	4,473
Units outstanding, ending		3,779	3,975

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,494,465
Cost of units redeemed/account charges			(8,167,857)
Net investment income (loss)			572,168
Net realized gain (loss)			991,616
Realized gain distributions			150,035
Net change in unrealized appreciation (depreciation)			1,017
Net assets			$41,444

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$10.97	4	$41	N/A	20.8%
12/31/2022	9.08	4	36	N/A	-7.6%
12/31/2021	9.83	4	44	N/A	4.2%
12/31/2020	9.44	4	42	N/A	-1.2%
12/31/2019	9.55	6	54	N/A	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	3.1%
2021	1.9%
2020	2.5%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,242,299	$2,242,300	2,240,741
Receivables: investments sold	-
Payables: investments purchased	(1,558)
Net assets	$2,240,741

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,240,741	405,200	$5.53

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$116,778
Net investment income (loss)			116,778

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$116,777

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$116,778	$38,356
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1)	-

Increase (decrease) in net assets from operations		116,777	38,356

Contract owner transactions:
Proceeds from units sold		1,225,838	2,276,094
Cost of units redeemed		(1,718,020)	(2,382,093)
Account charges		(104,577)	(180,299)
Increase (decrease)		(596,759)	(286,298)
Net increase (decrease)		(479,982)	(247,942)
Net assets, beginning		2,720,723	2,968,665
Net assets, ending		$2,240,741	$2,720,723

Units sold		239,587	438,461
Units redeemed		(349,780)	(493,151)
Net increase (decrease)		(110,193)	(54,690)
Units outstanding, beginning		515,393	570,083
Units outstanding, ending		405,200	515,393

* Date of Fund Inception into Variable Account: 11 /19 /2015
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$23,178,204
Cost of units redeemed/account charges			(21,243,459)
Net investment income (loss)			305,997
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$2,240,741

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.53	405	$2,241	N/A	4.8%
12/31/2022	5.28	515	2,721	N/A	1.4%
12/31/2021	5.21	570	2,969	N/A	0.0%
12/31/2020	5.21	705	3,671	N/A	0.3%
12/31/2019	5.19	675	3,504	N/A	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.7%
2022	1.3%
2021	0.0%
2020	0.3%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 02-606

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,491,619	$2,219,187	57,147
Receivables: investments sold	65
Payables: investments purchased	-
Net assets	$3,491,684

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,491,684	191,019	$18.28

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$30,554
Net investment income (loss)			30,554

Gain (loss) on investments:
Net realized gain (loss)			127,384
Realized gain distributions			94,411
Net change in unrealized appreciation (depreciation)			527,836
Net gain (loss)			749,631

Increase (decrease) in net assets from operations			$780,185

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,554	$54,082
Net realized gain (loss)		127,384	92,072
Realized gain distributions		94,411	350,261
Net change in unrealized appreciation (depreciation)		527,836	(1,272,503)

Increase (decrease) in net assets from operations		780,185	(776,088)

Contract owner transactions:
Proceeds from units sold		104,951	139,432
Cost of units redeemed		(327,781)	(177,370)
Account charges		(151,060)	(151,740)
Increase (decrease)		(373,890)	(189,678)
Net increase (decrease)		406,295	(965,766)
Net assets, beginning		3,085,389	4,051,155
Net assets, ending		$3,491,684	$3,085,389

Units sold		6,612	11,524
Units redeemed		(29,583)	(23,965)
Net increase (decrease)		(22,971)	(12,441)
Units outstanding, beginning		213,990	226,431
Units outstanding, ending		191,019	213,990

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$18,469,984
Cost of units redeemed/account charges			(18,503,776)
Net investment income (loss)			925,628
Net realized gain (loss)			346,711
Realized gain distributions			980,705
Net change in unrealized appreciation (depreciation)			1,272,432
Net assets			$3,491,684

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$18.28	191	$3,492	N/A	26.8%
12/31/2022	14.42	214	3,085	N/A	-19.4%
12/31/2021	17.89	226	4,051	N/A	18.1%
12/31/2020	15.15	246	3,733	N/A	20.1%
12/31/2019	12.62	259	3,274	N/A	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	1.5%
2021	0.5%
2020	0.8%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Overseas Portfolio Service Class - 02-609

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,450	$24,855	734
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$29,450

	Net Assets	Units Outstanding	Accumulation Unit Value
	$29,450	2,683	$10.98

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$505
Net investment income (loss)			505

Gain (loss) on investments:
Net realized gain (loss)			2,499
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			807
Net gain (loss)			3,306

Increase (decrease) in net assets from operations			$3,811

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$505	$660
Net realized gain (loss)		2,499	396
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		807	(5,091)

Increase (decrease) in net assets from operations		3,811	(4,035)

Contract owner transactions:
Proceeds from units sold		2,799	446
Cost of units redeemed		(15,224)	(2,686)
Account charges		(741)	(777)
Increase (decrease)		(13,166)	(3,017)
Net increase (decrease)		(9,355)	(7,052)
Net assets, beginning		38,805	45,857
Net assets, ending		$29,450	$38,805

Units sold		265	49
Units redeemed		(1,491)	(351)
Net increase (decrease)		(1,226)	(302)
Units outstanding, beginning		3,909	4,211
Units outstanding, ending		2,683	3,909

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$374,385
Cost of units redeemed/account charges			(338,344)
Net investment income (loss)			9,293
Net realized gain (loss)			(32,552)
Realized gain distributions			12,073
Net change in unrealized appreciation (depreciation)			4,595
Net assets			$29,450

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$10.98	3	$29	N/A	10.6%
12/31/2022	9.93	4	39	N/A	-8.8%
12/31/2021	10.89	4	46	N/A	13.3%
12/31/2020	9.61	2	23	N/A	16.0%
12/31/2019	8.28	2	17	N/A	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.6%
2021	1.3%
2020	1.1%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 02-259

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,437	$31,520	2,000
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$33,456

	Net Assets	Units Outstanding	Accumulation Unit Value
	$33,456	1,789	$18.70

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$298
Net investment income (loss)			298

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			876
Net change in unrealized appreciation (depreciation)			2,199
Net gain (loss)			3,071

Increase (decrease) in net assets from operations			$3,369

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$298	$344
Net realized gain (loss)		(4)	128
Realized gain distributions		876	2,340
Net change in unrealized appreciation (depreciation)		2,199	(4,667)

Increase (decrease) in net assets from operations		3,369	(1,855)

Contract owner transactions:
Proceeds from units sold		1,629	994
Cost of units redeemed		(121)	(1,454)
Account charges		(812)	(784)
Increase (decrease)		696	(1,244)
Net increase (decrease)		4,065	(3,099)
Net assets, beginning		29,391	32,490
Net assets, ending		$33,456	$29,391

Units sold		98	58
Units redeemed		(55)	(131)
Net increase (decrease)		43	(73)
Units outstanding, beginning		1,746	1,819
Units outstanding, ending		1,789	1,746

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$113,227
Cost of units redeemed/account charges			(104,132)
Net investment income (loss)			3,664
Net realized gain (loss)			(1,099)
Realized gain distributions			19,879
Net change in unrealized appreciation (depreciation)			1,917
Net assets			$33,456

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$18.70	2	$33	N/A	11.1%
12/31/2022	16.83	2	29	N/A	-5.8%
12/31/2021	17.86	2	32	N/A	19.4%
12/31/2020	14.96	2	27	N/A	-1.2%
12/31/2019	15.14	2	30	N/A	30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	1.1%
2021	0.3%
2020	0.9%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Balanced Portfolio Service Class - 02-611

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,971,096	$5,068,730	145,085
Receivables: investments sold	256
Payables: investments purchased	-
Net assets	$6,971,352

	Net Assets	Units Outstanding	Accumulation Unit Value
	$6,971,352	754,327	$9.24

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$120,100
Net investment income (loss)			120,100

Gain (loss) on investments:
Net realized gain (loss)			146,660
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			680,447
Net gain (loss)			827,107

Increase (decrease) in net assets from operations			$947,207

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$120,100	$81,083
Net realized gain (loss)		146,660	336,075
Realized gain distributions		-	215,289
Net change in unrealized appreciation (depreciation)		680,447	(2,165,751)

Increase (decrease) in net assets from operations		947,207	(1,533,304)

Contract owner transactions:
Proceeds from units sold		229,093	143,224
Cost of units redeemed		(397,890)	(1,243,104)
Account charges		(258,708)	(278,972)
Increase (decrease)		(427,505)	(1,378,852)
Net increase (decrease)		519,702	(2,912,156)
Net assets, beginning		6,451,650	9,363,806
Net assets, ending		$6,971,352	$6,451,650

Units sold		31,243	19,752
Units redeemed		(80,658)	(188,699)
Net increase (decrease)		(49,415)	(168,947)
Units outstanding, beginning		803,742	972,689
Units outstanding, ending		754,327	803,742

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,092,735
Cost of units redeemed/account charges			(6,940,567)
Net investment income (loss)			899,148
Net realized gain (loss)			1,235,946
Realized gain distributions			781,724
Net change in unrealized appreciation (depreciation)			1,902,366
Net assets			$6,971,352

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$9.24	754	$6,971	N/A	15.1%
12/31/2022	8.03	804	6,452	N/A	-16.6%
12/31/2021	9.63	973	9,364	N/A	16.9%
12/31/2020	8.23	1,018	8,386	N/A	14.0%
12/31/2019	7.22	1,159	8,368	N/A	22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.0%
2021	0.9%
2020	2.0%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,301,019	$5,011,033	427,119
Receivables: investments sold	-
Payables: investments purchased	(8,464)
Net assets	$4,292,555

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,292,555	297,946	$14.41

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$182,671
Net investment income (loss)			182,671

Gain (loss) on investments:
Net realized gain (loss)			(78,492)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			121,975
Net gain (loss)			43,483

Increase (decrease) in net assets from operations			$226,154

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$182,671	$118,651
Net realized gain (loss)		(78,492)	(52,634)
Realized gain distributions		-	76,858
Net change in unrealized appreciation (depreciation)		121,975	(823,438)

Increase (decrease) in net assets from operations		226,154	(680,563)

Contract owner transactions:
Proceeds from units sold		444,146	269,962
Cost of units redeemed		(313,817)	(424,994)
Account charges		(187,948)	(194,832)
Increase (decrease)		(57,619)	(349,864)
Net increase (decrease)		168,535	(1,030,427)
Net assets, beginning		4,124,020	5,154,447
Net assets, ending		$4,292,555	$4,124,020

Units sold		32,780	20,324
Units redeemed		(36,834)	(44,227)
Net increase (decrease)		(4,054)	(23,903)
Units outstanding, beginning		302,000	325,903
Units outstanding, ending		297,946	302,000

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$27,182,708
Cost of units redeemed/account charges			(28,128,452)
Net investment income (loss)			5,018,045
Net realized gain (loss)			132,710
Realized gain distributions			797,558
Net change in unrealized appreciation (depreciation)			(710,014)
Net assets			$4,292,555

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$14.41	298	$4,293	N/A	5.5%
12/31/2022	13.66	302	4,124	N/A	-13.7%
12/31/2021	15.82	326	5,154	N/A	-0.9%
12/31/2020	15.96	253	4,033	N/A	10.5%
12/31/2019	14.45	285	4,115	N/A	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.3%
2022	2.6%
2021	3.1%
2020	2.9%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Forty Portfolio Institutional Class - 02-602

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$176,728	$162,332	3,732
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$176,728

	Net Assets	Units Outstanding	Accumulation Unit Value
	$176,728	7,485	$23.61

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$304
Net investment income (loss)			304

Gain (loss) on investments:
Net realized gain (loss)			(2,566)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			55,576
Net gain (loss)			53,010

Increase (decrease) in net assets from operations			$53,314

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$304	$317
Net realized gain (loss)		(2,566)	(3,952)
Realized gain distributions		-	27,436
Net change in unrealized appreciation (depreciation)		55,576	(103,787)

Increase (decrease) in net assets from operations		53,314	(79,986)

Contract owner transactions:
Proceeds from units sold		2,203	2,148
Cost of units redeemed		(18,336)	(12,982)
Account charges		(5,458)	(6,495)
Increase (decrease)		(21,591)	(17,329)
Net increase (decrease)		31,723	(97,315)
Net assets, beginning		145,005	242,320
Net assets, ending		$176,728	$145,005

Units sold		109	123
Units redeemed		(1,220)	(1,072)
Net increase (decrease)		(1,111)	(949)
Units outstanding, beginning		8,596	9,545
Units outstanding, ending		7,485	8,596

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$301,457
Cost of units redeemed/account charges			(310,191)
Net investment income (loss)			6,807
Net realized gain (loss)			39,755
Realized gain distributions			124,504
Net change in unrealized appreciation (depreciation)			14,396
Net assets			$176,728

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$23.61	7	$177	N/A	40.0%
12/31/2022	16.87	9	145	N/A	-33.6%
12/31/2021	25.39	10	242	N/A	22.9%
12/31/2020	20.66	12	243	N/A	39.4%
12/31/2019	14.82	9	128	N/A	37.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.2%
2021	0.6%
2020	0.8%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$199,010	$197,330	8,682
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$199,007

	Net Assets	Units Outstanding	Accumulation Unit Value
	$199,007	7,103	$28.02

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(2,197)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			33,486
Net gain (loss)			31,289

Increase (decrease) in net assets from operations			$31,289

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	(2,197)	(22,426)
	Realized gain distributions	-	57,850
	Net change in unrealized appreciation (depreciation)	33,486	(146,902)

	Increase (decrease) in net assets from operations	31,289	(111,478)

	Contract owner transactions:
	Proceeds from units sold	6,167	5,960
	Cost of units redeemed	(17,224)	(78,832)
	Account charges	(6,096)	(7,640)
	Increase (decrease)	(17,153)	(80,512)
	Net increase (decrease)	14,136	(191,990)
	Net assets, beginning	184,871	376,861
	Net assets, ending	$199,007	$184,871

	Units sold	241	234
	Units redeemed	(922)	(3,743)
	Net increase (decrease)	(681)	(3,509)
	Units outstanding, beginning	7,784	11,293
	Units outstanding, ending	7,103	7,784

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$593,035
Cost of units redeemed/account charges			(649,649)
Net investment income (loss)			-
Net realized gain (loss)			46,126
Realized gain distributions			207,815
Net change in unrealized appreciation (depreciation)			1,680
Net assets			$199,007

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$28.02	7	$199	N/A	18.0%
12/31/2022	23.75	8	185	N/A	-28.8%
12/31/2021	33.37	11	377	N/A	12.7%
12/31/2020	29.60	13	375	N/A	39.7%
12/31/2019	21.19	14	304	N/A	32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$408,610	$384,473	25,912
Receivables: investments sold	-
Payables: investments purchased	(231)
Net assets	$408,379

	Net Assets	Units Outstanding	Accumulation Unit Value
	$408,379	14,713	$27.76

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,169
Net investment income (loss)			4,169

Gain (loss) on investments:
Net realized gain (loss)			4,543
Realized gain distributions			21,041
Net change in unrealized appreciation (depreciation)			12,636
Net gain (loss)			38,220

Increase (decrease) in net assets from operations			$42,389

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,169	$2,724
Net realized gain (loss)		4,543	12,651
Realized gain distributions		21,041	66,703
Net change in unrealized appreciation (depreciation)		12,636	(133,250)

Increase (decrease) in net assets from operations		42,389	(51,172)

Contract owner transactions:
Proceeds from units sold		15,132	16,891
Cost of units redeemed		(70,430)	(52,807)
Account charges		(14,728)	(14,404)
Increase (decrease)		(70,026)	(50,320)
Net increase (decrease)		(27,637)	(101,492)
Net assets, beginning		436,016	537,508
Net assets, ending		$408,379	$436,016

Units sold		1,216	653
Units redeemed		(3,940)	(2,615)
Net increase (decrease)		(2,724)	(1,962)
Units outstanding, beginning		17,437	19,399
Units outstanding, ending		14,713	17,437

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,084,511
Cost of units redeemed/account charges			(3,397,833)
Net investment income (loss)			74,012
Net realized gain (loss)			145,785
Realized gain distributions			477,767
Net change in unrealized appreciation (depreciation)			24,137
Net assets			$408,379

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$27.76	15	$408	N/A	11.0%
12/31/2022	25.01	17	436	N/A	-9.8%
12/31/2021	27.71	19	538	N/A	32.8%
12/31/2020	20.87	20	427	N/A	-2.6%
12/31/2019	21.43	21	442	N/A	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.6%
2021	0.6%
2020	1.0%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Neuberger Berman Short Duration Bond Portfolio I Class - 02-875

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$156,392	$173,001	16,224
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$156,400

	Net Assets	Units Outstanding	Accumulation Unit Value
	$156,400	22,555	$6.93

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,090
Net investment income (loss)			7,090

Gain (loss) on investments:
Net realized gain (loss)			(2,714)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,858
Net gain (loss)			2,144

Increase (decrease) in net assets from operations			$9,234

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,090	$6,749
Net realized gain (loss)		(2,714)	(1,319)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,858	(15,332)

Increase (decrease) in net assets from operations		9,234	(9,902)

Contract owner transactions:
Proceeds from units sold		4,136	4,019
Cost of units redeemed		(11,404)	(2,722)
Account charges		(15,736)	(14,644)
Increase (decrease)		(23,004)	(13,347)
Net increase (decrease)		(13,770)	(23,249)
Net assets, beginning		170,170	193,419
Net assets, ending		$156,400	$170,170

Units sold		616	608
Units redeemed		(4,050)	(2,627)
Net increase (decrease)		(3,434)	(2,019)
Units outstanding, beginning		25,989	28,008
Units outstanding, ending		22,555	25,989

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,478,387
Cost of units redeemed/account charges			(7,523,738)
Net investment income (loss)			385,990
Net realized gain (loss)			(167,630)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(16,609)
Net assets			$156,400

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.93	23	$156	N/A	5.9%
12/31/2022	6.55	26	170	N/A	-5.2%
12/31/2021	6.91	28	193	N/A	0.7%
12/31/2020	6.86	30	207	N/A	3.5%
12/31/2019	6.63	37	242	N/A	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.3%
2022	3.7%
2021	2.5%
2020	2.2%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,683,322	$1,879,209	76,442
Receivables: investments sold	-
Payables: investments purchased	(56)
Net assets	$1,683,266

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,683,266	57,731	$29.16

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(25,859)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			296,204
Net gain (loss)			270,345

Increase (decrease) in net assets from operations			$270,345

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		(25,859)	(45,494)
Realized gain distributions		-	337,791
Net change in unrealized appreciation (depreciation)		296,204	(1,028,837)

Increase (decrease) in net assets from operations		270,345	(736,540)

Contract owner transactions:
Proceeds from units sold		56,466	104,397
Cost of units redeemed		(71,308)	(259,704)
Account charges		(60,168)	(63,700)
Increase (decrease)		(75,010)	(219,007)
Net increase (decrease)		195,335	(955,547)
Net assets, beginning		1,487,931	2,443,478
Net assets, ending		$1,683,266	$1,487,931

Units sold		2,167	5,154
Units redeemed		(5,046)	(13,165)
Net increase (decrease)		(2,879)	(8,011)
Units outstanding, beginning		60,610	68,621
Units outstanding, ending		57,731	60,610

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,236,480
Cost of units redeemed/account charges			(7,540,313)
Net investment income (loss)			80,776
Net realized gain (loss)			456,639
Realized gain distributions			2,645,571
Net change in unrealized appreciation (depreciation)			(195,887)
Net assets			$1,683,266

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$29.16	58	$1,683	N/A	18.8%
12/31/2022	24.55	61	1,488	N/A	-31.1%
12/31/2021	35.61	69	2,443	N/A	8.1%
12/31/2020	32.95	73	2,416	N/A	39.2%
12/31/2019	23.68	76	1,809	N/A	33.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Equity Income VCT Portfolio II Class - 02-598

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,501	$55,621	3,017
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$45,508

	Net Assets	Units Outstanding	Accumulation Unit Value
	$45,508	1,887	$24.11

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$715
Net investment income (loss)			715

Gain (loss) on investments:
Net realized gain (loss)			(5,910)
Realized gain distributions			3,215
Net change in unrealized appreciation (depreciation)			5,580
Net gain (loss)			2,885

Increase (decrease) in net assets from operations			$3,600

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$715	$968
Net realized gain (loss)		(5,910)	(230)
Realized gain distributions		3,215	7,223
Net change in unrealized appreciation (depreciation)		5,580	(13,270)

Increase (decrease) in net assets from operations		3,600	(5,309)

Contract owner transactions:
Proceeds from units sold		1,245	1,746
Cost of units redeemed		(20,886)	(636)
Account charges		(616)	(950)
Increase (decrease)		(20,257)	160
Net increase (decrease)		(16,657)	(5,149)
Net assets, beginning		62,165	67,314
Net assets, ending		$45,508	$62,165

Units sold		55	78
Units redeemed		(931)	(69)
Net increase (decrease)		(876)	9
Units outstanding, beginning		2,763	2,754
Units outstanding, ending		1,887	2,763

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$88,213
Cost of units redeemed/account charges			(74,306)
Net investment income (loss)			7,504
Net realized gain (loss)			(10,730)
Realized gain distributions			44,947
Net change in unrealized appreciation (depreciation)			(10,120)
Net assets			$45,508

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$24.11	2	$46	N/A	7.2%
12/31/2022	22.50	3	62	N/A	-7.9%
12/31/2021	24.44	3	67	N/A	25.3%
12/31/2020	19.50	3	58	N/A	-0.3%
12/31/2019	19.55	3	52	N/A	25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.5%
2021	1.4%
2020	2.2%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Bond VCT Portfolio I Class - 02-CPG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,871,205	$2,123,980	197,227
Receivables: investments sold	480
Payables: investments purchased	-
Net assets	$1,871,685

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,871,685	331,118	$5.65

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$74,526
Net investment income (loss)			74,526

Gain (loss) on investments:
Net realized gain (loss)			(52,023)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			102,574
Net gain (loss)			50,551

Increase (decrease) in net assets from operations			$125,077

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$74,526	$51,174
Net realized gain (loss)		(52,023)	(25,101)
Realized gain distributions		-	45,260
Net change in unrealized appreciation (depreciation)		102,574	(407,910)

Increase (decrease) in net assets from operations		125,077	(336,577)

Contract owner transactions:
Proceeds from units sold		124,360	120,451
Cost of units redeemed		(204,076)	(144,028)
Account charges		(108,244)	(114,234)
Increase (decrease)		(187,960)	(137,811)
Net increase (decrease)		(62,883)	(474,388)
Net assets, beginning		1,934,568	2,408,956
Net assets, ending		$1,871,685	$1,934,568

Units sold		30,337	24,455
Units redeemed		(65,324)	(49,461)
Net increase (decrease)		(34,987)	(25,006)
Units outstanding, beginning		366,105	391,111
Units outstanding, ending		331,118	366,105

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,315,431
Cost of units redeemed/account charges			(6,221,874)
Net investment income (loss)			803,429
Net realized gain (loss)			88,704
Realized gain distributions			138,770
Net change in unrealized appreciation (depreciation)			(252,775)
Net assets			$1,871,685

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.65	331	$1,872	N/A	7.0%
12/31/2022	5.28	366	1,935	N/A	-14.2%
12/31/2021	6.16	391	2,409	N/A	0.4%
12/31/2020	6.14	807	4,953	N/A	8.7%
12/31/2019	5.64	892	5,034	N/A	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	2.4%
2021	2.1%
2020	3.0%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Equity Income VCT Portfolio I Class - 02-CPF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,829,313	$9,222,689	463,317
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$6,829,302

	Net Assets	Units Outstanding	Accumulation Unit Value
	$6,829,302	826,520	$8.26

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$138,722
Net investment income (loss)			138,722

Gain (loss) on investments:
Net realized gain (loss)			(898,355)
Realized gain distributions			520,860
Net change in unrealized appreciation (depreciation)			748,938
Net gain (loss)			371,443

Increase (decrease) in net assets from operations			$510,165

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$138,722	$163,761
Net realized gain (loss)		(898,355)	(460,563)
Realized gain distributions		520,860	1,063,121
Net change in unrealized appreciation (depreciation)		748,938	(1,584,952)

Increase (decrease) in net assets from operations		510,165	(818,633)

Contract owner transactions:
Proceeds from units sold		325,302	263,901
Cost of units redeemed		(2,200,027)	(1,394,079)
Account charges		(311,577)	(380,376)
Increase (decrease)		(2,186,302)	(1,510,554)
Net increase (decrease)		(1,676,137)	(2,329,187)
Net assets, beginning		8,505,439	10,834,626
Net assets, ending		$6,829,302	$8,505,439

Units sold		45,277	37,569
Units redeemed		(325,038)	(231,233)
Net increase (decrease)		(279,761)	(193,664)
Units outstanding, beginning		1,106,281	1,299,945
Units outstanding, ending		826,520	1,106,281

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,986,462
Cost of units redeemed/account charges			(9,328,598)
Net investment income (loss)			1,278,852
Net realized gain (loss)			(2,509,244)
Realized gain distributions			7,795,206
Net change in unrealized appreciation (depreciation)			(2,393,376)
Net assets			$6,829,302

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$8.26	827	$6,829	N/A	7.5%
12/31/2022	7.69	1,106	8,505	N/A	-7.8%
12/31/2021	8.33	1,300	10,835	N/A	25.7%
12/31/2020	6.63	1,268	8,404	N/A	0.0%
12/31/2019	6.63	1,364	9,048	N/A	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.7%
2021	1.5%
2020	2.4%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Fund VCT Portfolio I Class - 02-596

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$510,815	$522,278	31,917
Receivables: investments sold	187
Payables: investments purchased	-
Net assets	$511,002

	Net Assets	Units Outstanding	Accumulation Unit Value
	$511,002	23,298	$21.93

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,099
Net investment income (loss)			4,099

Gain (loss) on investments:
Net realized gain (loss)			(12,478)
Realized gain distributions			19,655
Net change in unrealized appreciation (depreciation)			108,645
Net gain (loss)			115,822

Increase (decrease) in net assets from operations			$119,921

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,099	$3,566
Net realized gain (loss)		(12,478)	(37,766)
Realized gain distributions		19,655	92,696
Net change in unrealized appreciation (depreciation)		108,645	(195,817)

Increase (decrease) in net assets from operations		119,921	(137,321)

Contract owner transactions:
Proceeds from units sold		16,510	15,532
Cost of units redeemed		(48,983)	(96,515)
Account charges		(25,038)	(26,762)
Increase (decrease)		(57,511)	(107,745)
Net increase (decrease)		62,410	(245,066)
Net assets, beginning		448,592	693,658
Net assets, ending		$511,002	$448,592

Units sold		875	888
Units redeemed		(3,946)	(7,344)
Net increase (decrease)		(3,071)	(6,456)
Units outstanding, beginning		26,369	32,825
Units outstanding, ending		23,298	26,369

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$13,573,144
Cost of units redeemed/account charges			(15,425,785)
Net investment income (loss)			530,389
Net realized gain (loss)			79,166
Realized gain distributions			1,765,551
Net change in unrealized appreciation (depreciation)			(11,463)
Net assets			$511,002

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$21.93	23	$511	N/A	28.9%
12/31/2022	17.01	26	449	N/A	-19.5%
12/31/2021	21.13	33	694	N/A	28.0%
12/31/2020	16.51	41	669	N/A	24.3%
12/31/2019	13.29	52	692	N/A	31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.6%
2021	0.3%
2020	0.7%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Royce Capital Small-Cap Portfolio Investor Class - 02-750

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$102,727	$93,256	10,714
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$102,751

	Net Assets	Units Outstanding	Accumulation Unit Value
	$102,751	7,027	$14.62

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$788
Net investment income (loss)			788

Gain (loss) on investments:
Net realized gain (loss)			1,729
Realized gain distributions			8,187
Net change in unrealized appreciation (depreciation)			13,356
Net gain (loss)			23,272

Increase (decrease) in net assets from operations			$24,060

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$788	$474
Net realized gain (loss)		1,729	1,248
Realized gain distributions		8,187	2,137
Net change in unrealized appreciation (depreciation)		13,356	(16,342)

Increase (decrease) in net assets from operations		24,060	(12,483)

Contract owner transactions:
Proceeds from units sold		4,698	6,379
Cost of units redeemed		(39,008)	(14,901)
Account charges		(6,630)	(5,715)
Increase (decrease)		(40,940)	(14,237)
Net increase (decrease)		(16,880)	(26,720)
Net assets, beginning		119,631	146,351
Net assets, ending		$102,751	$119,631

Units sold		402	564
Units redeemed		(3,678)	(1,706)
Net increase (decrease)		(3,276)	(1,142)
Units outstanding, beginning		10,303	11,445
Units outstanding, ending		7,027	10,303

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$274,758
Cost of units redeemed/account charges			(245,205)
Net investment income (loss)			7,813
Net realized gain (loss)			2,737
Realized gain distributions			53,177
Net change in unrealized appreciation (depreciation)			9,471
Net assets			$102,751

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$14.62	7	$103	N/A	25.9%
12/31/2022	11.61	10	120	N/A	-9.2%
12/31/2021	12.79	11	146	N/A	28.8%
12/31/2020	9.93	5	51	N/A	-7.2%
12/31/2019	10.69	5	57	N/A	18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.4%
2021	2.0%
2020	0.8%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Total Bond Market Index Portfolio - 02-121

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,776,405	$7,531,432	636,149
Receivables: investments sold	-
Payables: investments purchased	(14,142)
Net assets	$6,762,263

	Net Assets	Units Outstanding	Accumulation Unit Value
	$6,762,263	775,595	$8.72

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$180,579
Net investment income (loss)			180,579

Gain (loss) on investments:
Net realized gain (loss)			(160,451)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			359,772
Net gain (loss)			199,321

Increase (decrease) in net assets from operations			$379,900

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$180,579	$171,344
Net realized gain (loss)		(160,451)	(86,936)
Realized gain distributions		-	60,799
Net change in unrealized appreciation (depreciation)		359,772	(1,352,425)

Increase (decrease) in net assets from operations		379,900	(1,207,218)

Contract owner transactions:
Proceeds from units sold		311,428	239,513
Cost of units redeemed		(964,244)	(900,793)
Account charges		(318,326)	(350,411)
Increase (decrease)		(971,142)	(1,011,691)
Net increase (decrease)		(591,242)	(2,218,909)
Net assets, beginning		7,353,505	9,572,414
Net assets, ending		$6,762,263	$7,353,505

Units sold		39,890	28,429
Units redeemed		(154,743)	(143,958)
Net increase (decrease)		(114,853)	(115,529)
Units outstanding, beginning		890,448	1,005,977
Units outstanding, ending		775,595	890,448

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$21,987,673
Cost of units redeemed/account charges			(16,498,030)
Net investment income (loss)			1,836,938
Net realized gain (loss)			(79,861)
Realized gain distributions			270,570
Net change in unrealized appreciation (depreciation)			(755,027)
Net assets			$6,762,263

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$8.72	776	$6,762	N/A	5.6%
12/31/2022	8.26	890	7,354	N/A	-13.2%
12/31/2021	9.52	1,006	9,572	N/A	-1.7%
12/31/2020	9.68	746	7,221	N/A	7.6%
12/31/2019	9.00	770	6,930	N/A	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.0%
2021	1.7%
2020	2.5%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Diversified Value Portfolio - 02-190

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$164,633	$149,397	10,530
Receivables: investments sold	-
Payables: investments purchased	(44)
Net assets	$164,589

	Net Assets	Units Outstanding	Accumulation Unit Value
	$164,589	9,060	$18.17

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,077
Net investment income (loss)			2,077

Gain (loss) on investments:
Net realized gain (loss)			(19)
Realized gain distributions			7,896
Net change in unrealized appreciation (depreciation)			17,682
Net gain (loss)			25,559

Increase (decrease) in net assets from operations			$27,636

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,077	$1,342
Net realized gain (loss)		(19)	(1,316)
Realized gain distributions		7,896	10,624
Net change in unrealized appreciation (depreciation)		17,682	(25,302)

Increase (decrease) in net assets from operations		27,636	(14,652)

Contract owner transactions:
Proceeds from units sold		7,726	31,175
Cost of units redeemed		(2,183)	(730)
Account charges		(6,889)	(5,886)
Increase (decrease)		(1,346)	24,559
Net increase (decrease)		26,290	9,907
Net assets, beginning		138,299	128,392
Net assets, ending		$164,589	$138,299

Units sold		481	3,393
Units redeemed		(566)	(1,762)
Net increase (decrease)		(85)	1,631
Units outstanding, beginning		9,145	7,514
Units outstanding, ending		9,060	9,145

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,342,489
Cost of units redeemed/account charges			(4,978,126)
Net investment income (loss)			247,003
Net realized gain (loss)			1,338,435
Realized gain distributions			199,552
Net change in unrealized appreciation (depreciation)			15,236
Net assets			$164,589

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$18.17	9	$165	N/A	20.1%
12/31/2022	15.12	9	138	N/A	-11.5%
12/31/2021	17.09	8	128	N/A	30.5%
12/31/2020	13.10	9	120	N/A	11.8%
12/31/2019	11.72	10	121	N/A	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.0%
2021	1.0%
2020	2.5%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Mid-Cap Index Portfolio - 02-118

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,039,250	$2,622,999	126,888
Receivables: investments sold	-
Payables: investments purchased	(2,814)
Net assets	$3,036,436

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,036,436	111,459	$27.24

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$34,139
Net investment income (loss)			34,139

Gain (loss) on investments:
Net realized gain (loss)			12,434
Realized gain distributions			42,841
Net change in unrealized appreciation (depreciation)			304,621
Net gain (loss)			359,896

Increase (decrease) in net assets from operations			$394,035

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,139	$32,981
Net realized gain (loss)		12,434	117,361
Realized gain distributions		42,841	312,879
Net change in unrealized appreciation (depreciation)		304,621	(1,120,005)

Increase (decrease) in net assets from operations		394,035	(656,784)

Contract owner transactions:
Proceeds from units sold		531,380	61,535
Cost of units redeemed		(79,646)	(665,302)
Account charges		(128,002)	(124,242)
Increase (decrease)		323,732	(728,009)
Net increase (decrease)		717,767	(1,384,793)
Net assets, beginning		2,318,669	3,703,462
Net assets, ending		$3,036,436	$2,318,669

Units sold		21,334	2,586
Units redeemed		(8,460)	(31,829)
Net increase (decrease)		12,874	(29,243)
Units outstanding, beginning		98,585	127,828
Units outstanding, ending		111,459	98,585

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$14,147,774
Cost of units redeemed/account charges			(15,549,123)
Net investment income (loss)			589,540
Net realized gain (loss)			862,426
Realized gain distributions			2,569,568
Net change in unrealized appreciation (depreciation)			416,251
Net assets			$3,036,436

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$27.24	111	$3,036	N/A	15.8%
12/31/2022	23.52	99	2,319	N/A	-18.8%
12/31/2021	28.97	128	3,703	N/A	24.4%
12/31/2020	23.30	181	4,214	N/A	18.1%
12/31/2019	19.73	191	3,759	N/A	30.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.1%
2021	1.3%
2020	1.3%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Small Company Growth Portfolio - 02-119

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$239,354	$220,849	13,594
Receivables: investments sold	46
Payables: investments purchased	-
Net assets	$239,400

	Net Assets	Units Outstanding	Accumulation Unit Value
	$239,400	8,725	$27.44

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,043
Net investment income (loss)			1,043

Gain (loss) on investments:
Net realized gain (loss)			(2,552)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			42,397
Net gain (loss)			39,845

Increase (decrease) in net assets from operations			$40,888

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,043	$879
Net realized gain (loss)		(2,552)	5,925
Realized gain distributions		-	94,321
Net change in unrealized appreciation (depreciation)		42,397	(213,032)

Increase (decrease) in net assets from operations		40,888	(111,907)

Contract owner transactions:
Proceeds from units sold		7,057	10,354
Cost of units redeemed		(36,362)	(93,441)
Account charges		(10,868)	(11,742)
Increase (decrease)		(40,173)	(94,829)
Net increase (decrease)		715	(206,736)
Net assets, beginning		238,685	445,421
Net assets, ending		$239,400	$238,685

Units sold		290	403
Units redeemed		(1,973)	(4,493)
Net increase (decrease)		(1,683)	(4,090)
Units outstanding, beginning		10,408	14,498
Units outstanding, ending		8,725	10,408

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,268,213
Cost of units redeemed/account charges			(13,142,635)
Net investment income (loss)			67,822
Net realized gain (loss)			(340,951)
Realized gain distributions			1,368,446
Net change in unrealized appreciation (depreciation)			18,505
Net assets			$239,400

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$27.44	9	$239	N/A	19.6%
12/31/2022	22.93	10	239	N/A	-25.4%
12/31/2021	30.72	14	445	N/A	14.2%
12/31/2020	26.90	16	421	N/A	23.2%
12/31/2019	21.84	99	2,166	N/A	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.3%
2021	0.4%
2020	1.0%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Alger Small Cap Growth Portfolio I-2 Class - 02-515

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,411,404	$2,089,323	85,367
Receivables: investments sold	-
Payables: investments purchased	(280)
Net assets	$1,411,124

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,411,124	93,149	$15.15

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(703,080)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			957,519
Net gain (loss)			254,439

Increase (decrease) in net assets from operations			$254,439

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		(703,080)	(99,660)
Realized gain distributions		-	350,339
Net change in unrealized appreciation (depreciation)		957,519	(1,376,893)

Increase (decrease) in net assets from operations		254,439	(1,126,214)

Contract owner transactions:
Proceeds from units sold		61,310	310,872
Cost of units redeemed		(754,284)	(163,841)
Account charges		(55,326)	(73,458)
Increase (decrease)		(748,300)	73,573
Net increase (decrease)		(493,861)	(1,052,641)
Net assets, beginning		1,904,985	2,957,626
Net assets, ending		$1,411,124	$1,904,985

Units sold		4,527	21,220
Units redeemed		(57,863)	(15,711)
Net increase (decrease)		(53,336)	5,509
Units outstanding, beginning		146,485	140,976
Units outstanding, ending		93,149	146,485

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,894,178
Cost of units redeemed/account charges			(18,386,788)
Net investment income (loss)			43,227
Net realized gain (loss)			878,710
Realized gain distributions			3,659,716
Net change in unrealized appreciation (depreciation)			(677,919)
Net assets			$1,411,124

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$15.15	93	$1,411	N/A	16.5%
12/31/2022	13.00	146	1,905	N/A	-38.0%
12/31/2021	20.98	141	2,958	N/A	-6.1%
12/31/2020	22.33	231	5,159	N/A	67.2%
12/31/2019	13.36	131	1,753	N/A	29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 02-500

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,064,914	$6,807,596	113,246
Receivables: investments sold	3,915
Payables: investments purchased	-
Net assets	$7,068,829

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,068,829	217,800	$32.46

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(68,589)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,869,686
Net gain (loss)			1,801,097

Increase (decrease) in net assets from operations			$1,801,097

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		(68,589)	39,329
Realized gain distributions		-	320,368
Net change in unrealized appreciation (depreciation)		1,869,686	(4,083,909)

Increase (decrease) in net assets from operations		1,801,097	(3,724,212)

Contract owner transactions:
Proceeds from units sold		336,625	458,611
Cost of units redeemed		(526,453)	(533,659)
Account charges		(235,867)	(249,807)
Increase (decrease)		(425,695)	(324,855)
Net increase (decrease)		1,375,402	(4,049,067)
Net assets, beginning		5,693,427	9,742,494
Net assets, ending		$7,068,829	$5,693,427

Units sold		12,089	17,177
Units redeemed		(27,016)	(28,754)
Net increase (decrease)		(14,927)	(11,577)
Units outstanding, beginning		232,727	244,304
Units outstanding, ending		217,800	232,727

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$27,739,489
Cost of units redeemed/account charges			(29,664,650)
Net investment income (loss)			1,873,424
Net realized gain (loss)			(7,988)
Realized gain distributions			6,871,236
Net change in unrealized appreciation (depreciation)			257,318
Net assets			$7,068,829

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$32.46	218	$7,069	N/A	32.7%
12/31/2022	24.46	233	5,693	N/A	-38.7%
12/31/2021	39.88	244	9,742	N/A	11.8%
12/31/2020	35.66	265	9,439	N/A	67.0%
12/31/2019	21.35	296	6,311	N/A	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.   Organization

The AUL American Individual Variable Life Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Fidelity	Pioneer
Alger	Franklin Templeton	Royce Capital
American Century	Goldman Sachs	T. Rowe Price
BNY Mellon	Invesco	Vanguard
Calvert	Janus
Columbia	Neuberger Berman

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2.   Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2023. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2023.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”). The Report of Independent Auditors includes the subaccounts and periods that are audited.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical assets.

Level 2 – Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of December 31, 2023, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$129,683,613	$-	$-	$129,683,613

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2023, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2023 and 2022, were $5,067,950 and $5,295,976, respectively. The account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Account charge deductions by policy are described as follows:

Modified Single Premium Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30 each year in which an individual policy’s account value does not exceed a specific amount, (6) in the event of surrender, a surrender charge of 10% decreasing to 0% of premiums surrendered, depending upon policy duration, and (7) monthly premium tax charges at an annual rate of 0.25% of the account value during the first 10 policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

3. Account Charges (continued)

Flexible Premium Adjustable Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $17.50 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium, and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

American Accumulator Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $25 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) premium expense charge is 6% of each premium paid, and (5) in the event of a surrender in policy year one, a surrender charge percentage is assessed based on issue age. The surrender charge percentage is then graded down over the next nine policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

4.   Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023, by each subaccount, are shown below:

Fund Name	Purchases	Sales
AB VPS Discovery Val Port A Class - 02-378	$4,169	$54,342
AB VPS International Growth Portfolio A Class - 02-376	324	373
AB VPS International Value Portfolio A Class - 02-377	454	469
Alger Large Cap Growth Portfolio I-2 Class - 02-500	336,625	762,320
Alger Small Cap Growth Portfolio I-2 Class - 02-515	61,310	809,610
American Century VP Capital Appreciation Fund I Class - 02-410	5,333	5,847
American Century VP Income & Growth Fund I Class - 02-425	104,928	4,155,625
American Century VP International Fund I Class - 02-420	1,120,305	851,235
American Century VP Mid Cap Value Fund II Class - 02-397	3,191	20,389
American Century VP Ultra Fund I Class - 02-122	2,348	22,864
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646	4,063	16,535
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650	6,365	8,951
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645	1,767	1,878
Calvert VP SRI Mid Cap Growth Portfolio - 02-520	3,670	4,682
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382	3,457	81,119
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384	285	3,471
Fidelity VIP Asset Manager Portfolio Initial Class - 02-230	63,746	110,402
Fidelity VIP Contrafund Portfolio Initial Class - 02-245	271,005	1,213,339
Fidelity VIP Equity-Income Portfolio Initial Class - 02-205	5,985,759	614,033
Fidelity VIP Freedom 2005 Portfolio Initial Class - 02-163	-	-
Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162	380,326	24,522
Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161	-	8,067
Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159	7,829	20,494
Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158	139,010	19,380
Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157	5,566	25,617
Fidelity VIP Freedom Income Portfolio Initial Class - 02-164	79	187
Fidelity VIP Government Money Market Portfolio Initial Class - 02-250	57,248	48,118
Fidelity VIP Growth Portfolio Initial Class - 02-210	7,718,899	1,179,743
Fidelity VIP High Income Portfolio Initial Class - 02-215	106,047	326,873
Fidelity VIP Index 500 Portfolio Initial Class - 02-225	305,303	987,795
Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941	2,331	45,961
Fidelity VIP Overseas Portfolio Initial Class - 02-220	78,906	264,774
Franklin Allocation VIP Fund 1 Class - 02-908	1,045	2,521
Franklin Small Cap Value VIP Fund 1 Class - 02-906	109,632	738,855
Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK	1,225,838	1,822,597
Invesco V.I. Core Equity Fund Series II Class - 02-826	-	66
Invesco V.I. Diversified Dividend Fund Series I Class - 02-861	4,568	29,463
Invesco V.I. Global Real Estate Fund Series I Class - 02-825	3,761	14,864
Invesco V.I. Health Care Fund Series I Class - 02-815	12,500	23,276
Invesco V.I. High Yield Fund Series I Class - 02-830	1,611	20,949
Invesco V.I. International Growth Fund Series II Class - 02-827	3,132	5,959
Janus Henderson Balanced Portfolio Service Class - 02-611	229,093	656,598
Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607	444,146	501,765
Janus Henderson Forty Portfolio Institutional Class - 02-602	2,203	23,794
Janus Henderson Global Research Portfolio Institutional Class - 02-606	104,951	478,841
Janus Henderson Mid Cap Value Portfolio Service Class - 02-259	1,629	933
Janus Henderson Overseas Portfolio Service Class - 02-609	2,799	15,965

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866	6,167	23,320
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870	15,132	85,158
Neuberger Berman Short Duration Bond Portfolio I Class - 02-875	4,136	27,140
Pioneer Bond VCT Portfolio I Class - 02-CPG	124,360	312,320
Pioneer Equity Income VCT Portfolio I Class - 02-CPF	325,302	2,511,604
Pioneer Equity Income VCT Portfolio II Class - 02-598	1,245	21,502
Pioneer Fund VCT Portfolio I Class - 02-596	16,510	74,021
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597	56,466	131,476
Royce Capital Small-Cap Portfolio Investor Class - 02-750	4,698	45,638
T. Rowe Price Blue Chip Growth Portfolio - 02-124	96,194	7,370,175
T. Rowe Price Equity Income Portfolio - 02-580	190,875	547,416
T. Rowe Price Limited-Term Bond Portfolio - 02-585	21,694	116,831
T. Rowe Price Mid-Cap Growth Portfolio - 02-586	59,088	363,281
Templeton Foreign VIP Fund 2 Class - 02-909	2,097	4,071
Templeton Global Bond VIP Fund 1 Class - 02-907	5,017	38,871
Vanguard VIF Diversified Value Portfolio - 02-190	7,726	9,072
Vanguard VIF Mid-Cap Index Portfolio - 02-118	531,380	207,648
Vanguard VIF Small Company Growth Portfolio - 02-119	7,057	47,230
Vanguard VIF Total Bond Market Index Portfolio - 02-121	311,428	1,282,570
Total	$20,714,128	$29,244,805

5.   Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6.   Subsequent Events

Management has evaluated the impact of all subsequent events through April 29, 2024, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on
Statutory Financial Statements and Supplemental Schedules

December 31, 2023 and 2022

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations and changes in surplus, and of cash flows for the years then ended, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

PricewaterhouseCoopers LLP, 101 West Washington Street, Suite 1300, Indianapolis, Indiana 46204

T: (317) 222 2202, www.pwc.com/us

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.
●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively referred to as the "supplemental schedules") of the Company as of December 31, 2023 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

Indianapolis, Indiana

April 12, 2024

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2023 and 2022

(In thousands)

	2023	2022
Admitted assets
Bonds, at amortized cost (market value of $10,689,170 and $9,847,860)	$11,550,705	$11,064,505
Stocks
Preferred, at cost (market value of $16,974 and $1,984)	17,000	2,000
Common
Affiliated (cost of $2,964 and $964)	6,803	6,894
Unaffiliated (cost of $74,242 and $76,259)	75,910	78,045
Mortgage loans	2,430,793	2,428,351
Real estate	87,575	88,686
Other invested assets	596,396	498,696
Receivables for securities	1,812	-
Securities lending reinvested collateral	374,495	386,547
Derivatives	8,069	5,709
Contract loans	653,907	539,734
Cash and short-term investments (market value of $121,533 and ($17,182))	121,519	(17,182)
Total cash and invested assets	15,924,984	15,081,985
Other
Premiums deferred and uncollected	96,789	91,521
Reinsurance receivables	74,176	51,792
Investment income due and accrued	132,915	119,872
Federal income tax recoverable	36,637	20,313
Net deferred tax asset	121,308	108,795
Corporate owned life insurance	502,538	477,221
Admitted disallowed IMR	12,406	-
Other assets	75,417	36,786
Total admitted assets, excluding separate accounts	16,977,170	15,988,285
Separate account assets	20,168,957	16,992,189
Total admitted assets	$37,146,127	$32,980,474

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2023 and 2022

(In thousands, except share amounts)

	2023	2022
Liabilities and surplus
Policy reserves
Life reserves	$3,444,945	$3,170,590
Annuity reserves	9,158,649	8,500,721
Accident and health reserves	237,792	249,283
Other reserves	66,054	68,961
	12,907,440	11,989,555
Policy and contract liabilities
Policy claims in process of settlement	59,099	67,826
Policy dividends payable	29,170	28,589
Deposit-type contracts	1,867,539	1,821,535
Other policy and contract liabilities	17,388	5,972
	1,973,196	1,923,922
General liabilities and other reserves
Accrued commissions and general expenses	228,021	173,280
Taxes, licenses and fees	6,225	5,990
Asset valuation reserve	204,354	187,267
Payable for securities lending	374,495	386,547
Derivatives	3,060	1,462
Other liabilities	126,463	125,935
Total liabilities, excluding separate accounts	15,823,254	14,793,958
Separate account liabilities	20,168,957	16,992,189
Total liabilities	35,992,211	31,786,147

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Special surplus funds - admitted disallowed IMR	12,406	-
Unassigned surplus	692,260	745,077
Total surplus	1,153,916	1,194,327
Total liabilities and surplus	$37,146,127	$32,980,474

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2023 and 2022

(In thousands)

	2023	2022
Premium and other income
Premium income	$5,278,738	$4,923,290
Net investment income	669,583	575,721
Amortization (accretion) of interest maintenance reserve	(791)	2,169
Ceding commissions, expense allowances and reserve adjustments	67,677	76,229
Other income	145,870	116,341
	6,161,077	5,693,750
Benefits and expenses
Benefits	4,306,857	4,493,825
Increase (decrease) in policy and contract reserves	917,885	(1,644,753)
Separate account transfers	252,235	(179,676)
General expenses	447,413	402,264
Commissions and service fees	203,334	193,608
Taxes, licenses and fees	31,894	30,568
Transfer of reserves under coinsurance ceded agreement	-	2,478,645
Reinsurance transaction expense	-	17,938
Other	6,228	2,463
	6,165,846	5,794,882
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	(4,769)	(101,132)

Dividends to policyholders	30,700	28,393
Federal income tax expense (benefit)	(32,997)	(11,756)
Net gain (loss) from operations before net realized capital gains (losses)	(2,472)	(117,769)

Net realized capital gains (losses), net of federal income tax expense (benefit) of $14 and ($2,552), and net transfers of capital gains (losses) to the interest maintenance reserve of ($642) and ($4,622), in 2023 and 2022, respectively	(2,561)	(6,563)
Net income (loss)	$(5,033)	$(124,332)

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2023 and 2022

(In thousands)

	2023	2022
Surplus, beginning of year	$1,194,327	$1,371,011

Net income (loss)	(5,033)	(124,332)
Change in unrealized gains and losses	14,212	(6,106)
Change in net deferred income tax	18,987	39,441
Change in net unrealized gain (loss) on foreign exchange	296	6,271
Change in asset valuation reserve	(17,087)	(8,842)
Change in nonadmitted assets	(47,844)	(58,916)
Change in surplus as a result of reinsurance	(1,465)	(8,635)
Change in pension liability	(3,529)	17,651
Dividends to shareholders	-	(30,000)
Prior period reserve adjustment	-	(1,903)
Other	1,052	(1,313)
Surplus, end of year	$1,153,916	$1,194,327

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2023 and 2022

(In thousands)

	2023	2022
Cash from operations
Premiums and other policy considerations	$5,264,756	$4,917,988
Investment income	666,720	577,202
Other income	179,852	162,388
	6,111,328	5,657,578
Benefits and separate account transfers	4,544,717	4,409,834
Commissions and general expenses	680,245	679,635
Federal income taxes including ($628) and ($7,174) for 2023 and 2022, respectively, on capital gains (losses)	(17,302)	(11,079)
Dividends to policyholders	30,119	24,049
	5,237,779	5,102,439
Net cash provided (used) from operations	873,549	555,139

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	555,699	1,364,964
Stocks	2,016	11,328
Mortgage loans	218,062	326,756
Miscellaneous proceeds	80,852	274,174
	856,629	1,977,222

Cost of investments acquired
Bonds	1,040,370	2,097,419
Stocks	17,000	12,301
Mortgage loans	220,766	275,256
Real estate	6,140	5,215
Other invested assets	131,630	193,550
	1,415,906	2,583,741
Increase in contract loans	114,173	65,246
Net cash provided (used) from investments	(673,448)	(671,763)

Cash from financing and miscellaneous sources
Net deposits on deposit-type contracts	46,004	293,720
Dividends to shareholders	-	(30,000)
Other (uses) sources	(107,404)	(236,607)
Net cash provided (used) from financing and miscellaneous sources	(61,400)	27,113
Net change in cash	138,701	(89,511)
Cash and cash equivalents, beginning of year	(17,182)	72,329

Cash and cash equivalents, end of year	$121,519	$(17,182)

Supplemental disclosures for non-cash transactions:
Capitalized interest	$5,569	$3,469
Transfers of invested assets under coinsurance ceded agreement	-	2,440,990
Contribution to subsidiary	-	3,000

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-five percent of AUL’s direct premiums for the year ended December 31, 2023 were generated in six states: Indiana, California, Texas, Pennsylvania, Illinois, and Missouri.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2023 and 2022 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2023	2022
Audited statutory net income (loss), Indiana state basis		$(5,033)	$(124,332)
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	17,937	-
Statutory net income (loss), NAIC SAP		$(22,970)	$(124,332)

Audited statutory surplus, Indiana state basis		$1,153,916	$1,194,327
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	17,937	-
Statutory surplus, NAIC SAP		$1,135,979	$1,194,327

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Correction of Error

In 2022, the Company corrected errors identified during model conversion of its valuation systems. As a result, surplus and current federal income tax were overstated $1.9 million and $0.5 million, respectively, and reserves were understated $2.4 million as of December 31, 2021. The errors were corrected as a direct decrease to surplus, net of the current tax impact, in 2022.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses).” The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2023, the cash surrender value in an investment vehicle is $502.5 million and is allocated into the following categories based on primary underlying investment characteristics: 12% bonds, 23% stocks, 3% mortgage loans, 1% cash and short-term investments, and 61% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $109.3 million and $82.7 million as of December 31, 2023 and 2022, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2023 and 2022 was $17.8 million and $24.6 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Admitted Disallowed IMR

In August 2023, the NAIC adopted INT 23-01 which permitted insurers to admit negative IMR, or disallowed IMR, up to 10% of adjusted capital and surplus. The Company has had no allocated gains/losses to IMR as a result of derivative transactions. The below relates to the general account as of December 31, 2023. The Company has also admitted a net negative (disallowed) IMR balance of $1.2 million related to its separate accounts.

Net negative (disallowed) IMR	$12,406
Admitted disallowed IMR	12,406
Adjusted capital and surplus per INT 23-01, paragraph 9.a.	1,029,790
Admitted disallowed IMR % of adjusted capital and surplus:	1.2%

The fixed income investments generating IMR losses comply with the Company’s documented investment and asset-liability management policies. The transactions resulting in the IMR losses were not compelled by liquidity pressures and was a prudent strategy to improve investment yield, quality, and duration matching.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $2.3 million and $2.1 million for the years ended December 31, 2023 and 2022, respectively. Future lease commitments are as follows: 2024, $0.7 million; 2025, $0.6 million; 2026, $0.6 million; 2027, $0.6 million; 2028, $0.4 million; thereafter $0.0 million.

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2023 and 2022, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus. At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2023, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2023, statutory surplus was $603.5 million and $56.5 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life under an administrative agreement. Fees earned during 2023 and 2022 for such services were $113.4 million and $79.2 million, respectively. Prior to the reinsurance transaction in 2021, AUL provided administrative services to PML.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,905.9 million and $1,816.5 million at December 31, 2023 and December 31, 2022, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made six of the seven contributions agreed to in the permitted practice, and a seventh payment was completed in February 2024. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain was amortized into earnings at the rate that the premiums were recorded. The Company recognized $4.5 million of the deferred gain amortization in 2022. The deferred gain was fully amortized into earnings as of December 31, 2022.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.0 million in both 2023 and 2022 from OAS. OAS provided certain administrative services to AUL for fees of $1.6 million and $1.7 million in 2023 and 2022, respectively. The Company made a $2.0 million capital contribution to OAS in 2023 and none in 2022. The Company received dividends of $6.0 million from OAS in 2023 and no dividends in 2022.

The Company earned fees of $1.8 million and $1.1 million in 2023 and 2022, respectively, from the McCready & Keane Inc. management services agreement.

The Company earned fees of $0.0 million and $0.4 million in 2023 and 2022, respectively, from RMS. The Company made no noncash capital contributions to RMS in 2023 and made a noncash capital contribution to RMS of $3.0 million in 2022. During 2023 and 2022, the Company recognized a realized impairment loss of $2.0 million and $1.9 million, respectively, on its investment in RMS.

During 2023 and 2022, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $20.0 million and $18.5 million, respectively.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $7.6 million and $8.4 million in 2023 and 2022, respectively. OAM also provides investment management services to AUL and fees for this service were $16.3 million and $12.3 million in 2023 and 2022, respectively.

Intercompany services are settled monthly.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2023	Value	Gains	Losses	Value
U.S. government bonds	$782,873	$17,215	$60,684	$739,404
All other government bonds	130,028	912	20,572	110,368
Special revenue and special assessment	571,385	8,380	30,430	549,335
Hybrid bonds	51,548	3,627	2,509	52,666
Industrial and miscellaneous	10,014,871	133,635	911,109	9,237,397
	$11,550,705	$163,769	$1,025,304	$10,689,170

				Estimated
	Admitted	Unrealized		Fair
2022	Value	Gains	Losses	Value
U.S. government bonds	$558,345	$3,374	$38,575	$523,144
All other government bonds	115,968	472	24,243	92,197
Special revenue and special assessment	580,095	5,020	39,241	545,874
Hybrid bonds	51,611	1,831	4,053	49,389
Industrial and miscellaneous	9,739,712	54,874	1,173,087	8,621,499
SVO identified funds	18,774	-	3,017	15,757
	$11,064,505	$65,571	$1,282,216	$9,847,860

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2023	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$63,706	$4,903	$336,788	$55,781	$400,494	$60,684
All other government bonds	2,146	49	92,241	20,523	6,803	20,572
Special revenue and assessment	84,562	3,717	290,004	26,713	75,910	30,430
Hybrid bonds	-	-	22,936	2,509	2,430,793	2,509
Industrial and miscellaneous	356,254	5,465	6,731,550	905,644	7,087,804	911,109
	$506,668	$14,134	$7,473,519	$1,011,170	$10,001,804	$1,025,304

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

	Less than		12 Months
	12 Months		or More		Total
2022	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$351,585	$22,798	$83,270	$15,777	$96,789	$38,575
All other government bonds	6,948	757	82,609	23,486	74,176	24,243
Special revenue and assessment	350,576	27,270	56,640	11,971	132,915	39,241
Hybrid bonds	6,875	641	20,557	3,412	36,637	4,053
Industrial and miscellaneous	4,935,728	574,046	2,394,787	599,041	121,308	1,173,087
SVO identified funds	-	-	15,757	3,017	502,538	3,017
	$5,651,712	$625,512	$2,653,620	$656,704	$964,363	$1,282,216

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $6.4 million of bond impairments related to other-than-temporary declines in fair value in 2022. The amount in 2022 was reported as a realized loss. The 2022 book value of the impaired bonds was $8.3 million at the time of the write-downs. There were no bond impairments related to other-than-temporary declines in fair value in 2023.

The admitted value and estimated fair value of bonds at December 31, 2023, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Due in one year or less	$211,777	$209,513
Due after one year through five years	1,284,489	1,249,532
Due after five years through ten years	1,517,781	1,391,025
Due after ten years	5,462,088	4,925,418
	8,476,135	7,775,488
Mortgage-backed securities	3,074,570	2,913,682
	$11,550,705	$10,689,170

Proceeds from sales of investments in bonds during 2023 and 2022 were $26.9 million and $3,168.8 million, respectively. Gross gains of $0.7 million and $113.4 million and gross losses of $2.6 million and $135.7 million were realized on those disposals in 2023 and 2022, respectively. Activity in 2022 includes the assets transferred to Commonwealth Annuity and Life Insurance Company as discussed in Note 11.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 2 CUSIPS with a total of $0.1 million of investment income generated.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Loan-backed securities owned at December 31, 2023 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$9,507
	12 months or longer	$176,927

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$258,983
	12 months or longer	$1,900,632

Total capital gains (losses) of ($3.1) million and ($22.0) million before tax were transferred to IMR in 2023 and 2022, respectively.

At December 31, 2023 and 2022, the common stock unrealized appreciation of $5.5 million and $7.7 million, respectively, is comprised of $5.5 million and $7.7 million of unrealized gains and no unrealized losses, and has been reflected directly in surplus. In 2023 and 2022, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2023	2022
Interest	$636,409	$570,569
Dividends	11,378	2,883
Rental income	18,742	19,418
Other	42,917	26,455
Gross investment income	709,446	619,325

Less investment expenses	39,863	43,604
Net investment income	$669,583	$575,721

Net investment income includes $5.6 million and $3.5 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2023 and 2022, respectively.

The gross, nonadmitted, and admitted amounts for interest income due and accrued.

	2023	2022
Interest income due and accrued
Gross	$132,915	$119,872
Nonadmitted	-	-
Admitted	$132,915	$119,872

At December 31, 2023 and 2022, investments in bonds with an admitted asset value of $4.1 million and $3.8 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $18.0 million and $29.5 million at December 31, 2023 and 2022, respectively. AUL had $390.9 million and $341.3 million outstanding commitments on its other invested assets portfolio as of December 31, 2023 and 2022, respectively.

AUL did not hold any structured notes at December 31, 2023 or 2022.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	6,803	-	6,803	6/16/2023	Sub-2	Y	7,070	N
MRO-A	1,495	1,495	-	N/A	N/A	N/A	N/A	N/A
Total	$8,298	$1,495	$6,803

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2023, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 32 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2023		2022
	Amount	% of Total	Amount	% of Total
Apartments	$541,244	22.3%	$575,655	23.7%
Industrial/warehouse	685,803	28.2%	648,341	26.7%
Medical office	40,515	1.7%	48,585	2.0%
Office	281,806	11.6%	272,097	11.2%
Retail	844,950	34.7%	843,089	34.7%
Other	36,769	1.5%	40,584	1.7%
Subtotal gross mortgage loans	2,431,087	100.0%	2,428,351	100.0%
Valuation allowance	(294)		-
Balance, end of year	$2,430,793		$2,428,351

During 2023, the minimum and maximum lending rates for mortgage loans were 5.6 percent and 10.4 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 72.2 percent. As of December 31, 2023 and 2022, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2023 or 2022.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

We did not consider any mortgage loans to be impaired for the years ended December 31, 2023 and 2022 and did not hold a related allowance for losses during those periods.

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2023	2022
CM1 - high quality	$2,087,937	$2,195,687
CM2 - high quality	333,365	207,089
CM3 - medium quality	8,400	24,154
CM4 - low medium quality	1,385	1,421
CM5 - low quality	-	-
	-	-
Subtotal - CM category	2,431,087	2,428,351

Residential - not categorized	-	-

Valuation adjustment	(294)	-

Total	$2,430,793	$2,428,351

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2023 or 2022. The Company did not restructure any mortgage loans in 2023 or 2022.

AUL had outstanding mortgage loan commitments of approximately $75.4 million and $20.8 million at December 31, 2023 and 2022, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes the purchase of credit default swaps.

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring, or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2023, the fair value of derivative assets and liabilities were $10.9 million and $3.6 million, respectively. As of December 31, 2022, the fair value of derivative assets and liabilities were $10.2 million and $1.5 million, respectively. The change in unrealized gains and losses was ($2.6) million and ($3.6) million, net gain (loss) recognized in 2023 and 2022, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $6.9 million and $9.3 million at December 31, 2023 and 2022, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $18.6 million and $10.8 million at December 31, 2023 and 2022, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2023		2022
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$29,010	$4,086	$104,450	$1,312
Written S&P 500 call options	29,010	(1,837)	94,750	(585)
Credit default swaps index	127,400	2,511	40,950	(340)
Foreign currency swaps	80,061	2,577	80,061	8,342
U.S. Treasury futures	57,300	(48)	25,000	(29)
Net fair value		$7,289		$8,700

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account		Change	Gross Admitted and Nonadmitted Restricted to Total Admitted
Restricted Asset Category	2023	2022	between years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$73,561	$75,577	$(2,016)	0.2%
On deposit with states	3,814	3,794	20	0.0%
Bonds held for the FHLBI collateral	598,142	502,862	95,280	1.6%
Bonds held for assumed reinsurance	142,853	152,209	(9,356)	0.4%
Mortgage loans held for the FHLBI collateral	2,154,246	2,224,321	(70,075)	5.8%
Collateral held under security lending agreement	374,495	386,547	(12,052)	1.0%
Total restricted assets	$3,347,111	$3,345,310	$87,576	9.0%

The Company held cash collateral at fair value in the amount of $374.5 million and $386.5 million as of December 31, 2023 and 2022, respectively.

Reinvested collateral assets as of December 31, 2023 are as follows:

	2023		2022
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(629)	$(632)	$(398)	$(400)
30 Days or Less	110,976	110,983	117,029	117,030
31 to 60 Days	37,725	37,737	26,025	26,028
61 to 90 Days	3,250	3,251	1,300	1,300
91 to 120 Days	3,674	3,678	59,648	59,693
121 to 180 Days	36,536	36,550	83,084	83,106
181 to 365 Days	143,372	143,651	90,249	90,328
1 to 2 Years	36,121	36,170	9,610	9,571
2 to 3 Years	3,470	3,472	-	-
Greater than 3 Years	-	-	-	-
Subtotal	374,495	374,860	386,547	386,656
Securities Received	-	-	-	-
Total Collateral Reinvested	$374,495	$374,860	$386,547	$386,656

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2023 and 2022 as follows:

	2023	2022
Description of Collateral	Amortized Cost	Amortized Cost
Industrial and miscellaneous bonds	$32,442	$7,675
Certificates of deposit	7,150	1,935
Total collateral extending beyond one
year from of the reporting date	$39,592	$9,610

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

Transfers of financial assets accounted for as secured borrowings at December 31, 2023 and 2022 are as follows:

	2023	2022
Assets:
Bonds	$76,925	$64,297
Cash, cash equivalents, and short term	297,570	322,250
Securities lending reinvested collateral	$374,495	$386,547

Liabilities:
Payable for securities lending	$374,495	$386,547

The Company does not have any transfers of receivables with recourse.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $12.3 million and $14.1 million for investment properties and $75.3 million and $74.5 million for the home office at December 31, 2023 and 2022, respectively. Depreciation expense on real estate amounted to $5.9 million and $6.4 million in 2023 and 2022, respectively.

Income from real estate for 2023 and 2022 includes $6.5 million and $6.9 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2023 or 2022.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,322.8 million and $2,168.9 million as of December 31, 2023, and 2022, respectively. The amount of the related reserve was $10.8 million and $8.2 million, for December 31, 2023 and 2022, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2023	2022
Life and accident and health reserves
Individual, group and credit life policies	$4,014,651	$3,767,809
Annuities and deposit administration funds	11,343,621	10,829,647
Accident and health and other reserves	1,825,875	1,808,080
Less reinsurance ceded	(4,276,707)	(4,415,981)
	$12,907,440	$11,989,555

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2023		2022
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,578,364	4.7%	$1,984,067	6.7%
At book value less surrender charges	504,780	1.5%	436,983	1.5%
At market value	19,463,743	58.4%	16,480,246	55.7%
	21,546,887	64.7%	18,901,296	63.9%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	5,399,141	16.2%	5,323,530	18.0%
Not subject to discretionary withdrawal	6,377,452	19.1%	5,369,172	18.1%

	$33,323,480	100.0%	$29,593,998	100.0%
Less reinsurance ceded	(2,258,307)		(2,398,931)

	$31,065,173		$27,195,067

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2023:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$-	$23,514	$25,140	$-	$-	$-
Universal Life	81,627	92,953	83,066	-	-	-
Other Permanent Cash Value Life Insurance	-	1,289,257	3,299,391	-	-	-
Variable Universal Life	9,991	9,991	10,026	129,471	129,471	133,178

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	596,875	-	-	-
Accidental Death Benefits	-	-	123	-	-	-
Disability - Active Lives	-	-	23,998	-	-	-
Disability - Dasabled Lives	-	-	43,174	-	-	-
Miscellaneous Reserves	-	-	103,990	-	-	-

Total gross	$91,618	$1,415,715	$4,185,783	$129,471	$129,471	$133,178
Reinsurance Ceded	-	-	674,784	-	-	-
Total	$91,618	$1,415,715	$3,510,999	$129,471	$129,471	$133,178

Reconciliation of total life actuarial reserves at December 31, 2023

Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,444,945
Accidental Death Benefits	122
Disability - Active Lives	6,705
Disability - Disabled Lives	36,912
Miscellaneous Reserves	22,315
Subtotal	$3,510,999
Separate Accounts Annual Statement
Life Insurance	$133,178
Accident and health	-
Miscellaneous reserves	-
Subtotal	$133,178
Combined Total	$3,644,177

27

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2023		2022
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$19,557	$10,336	$9,197	$17,651
Ordinary renewal	83,909	83,047	74,093	69,558
Group life	1,934	1,934	3,263	3,263
Group annuity	-	-	(630)	(630)
	$105,400	$95,317	$85,923	$89,842

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $8.1 million and $7.6 million at December 31, 2023 and 2022, respectively. This represented 2.7 percent and 2.5 percent of the total net premiums written for group life and health in 2023 and 2022, respectively.

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2023	2022
Product
Life insurance	$133,135	$117,878
Individual annuities	302,061	305,082
Group annuities	19,733,761	16,569,229
Total	$20,168,957	$16,992,189

28

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2023	2022
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,937,653	$2,955,687
Transfers from separate accounts	2,728,351	3,220,219
Net transfers to or (from) separate accounts	209,302	(264,532)

Reconciling adjustment - annuity reinsurance treaty	42,933	84,856
Net separate account transfers as reported in the statements of operations	$252,235	$(179,676)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2023	2022
Premiums, considerations or deposits	$2,937,653	$2,955,687
Reserves at December 31
For accounts with assets at
Market value	$19,596,921	$16,596,176
Amortized cost	575,243	392,565
Total reserves	$20,172,164	$16,988,741

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	19,596,921	16,596,176
At book value without market value adjustment and with current surrender charge of less than 5%	575,243	392,565
	20,172,164	16,988,741
Not subject to discretionary withdrawal	-	-
Total	$20,172,164	$16,988,741

9.	Employees’ and Agents’ Benefit Plans

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

29

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2023	2022	2023	2022
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$57,873	$71,902
Service cost	-	-	1,448	3,396
Interest cost	-	-	3,078	1,860
Contribution by plan participants	-	-	1,316	1,368
Actuarial (gain) loss	-	-	3,946	(20,333)
Benefits paid	-	-	(5,048)	(4,909)
Plan amendments	-	-	-	4,589
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$62,613	$57,873

	Postretirement Benefits
	2023	2022
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,731	3,541
Plan participants' contributions	1,317	1,368
Benefits paid	(5,048)	(4,909)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	2,212
Total assets (nonadmitted)	$-	$2,212
Underfunded
Liabilities recognized
Accrued benefit costs	$60,588	$59,182
Liability for pension benefits	2,026	(1,309)
Total liabilities recognized	$62,614	$57,873
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$1,448	$3,396
Interest cost	3,078	1,860
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	(735)	490
Prior service cost or credit	518	490
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$4,309	$6,236

30

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$7,808	$(8,917)
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	518	(178)
Net gain and loss arising during the period	(3,946)	16,412
Net gain and loss recognized or transferred to parent	(735)	490
Items not yet recognized as a component of net periodic cost - current year	$3,645	$7,807

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(3,383)	(3,901)
Net recognized gains and (losses)	7,028	11,709

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2023	2022
Discount rate	5.61%	3.00%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2023	2022
Discount rate	5.26%	5.60%
Rate of compensation increase	6.00%	6.00%

Plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2023 rate of 6.50% until the ultimate rate of 5.00% is reached in 2029.

The Company expects to contribute $3.8 million to its other postretirement benefit plans in 2023.

31

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2023	$3,838
2024	3,853
2025	3,956
2026	4,104
2027	4,124
Years 2028-2032	24,297

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica. OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs was $3.9 million and $2.8 million for 2023 and 2022, respectively. The Company has no legal obligation for benefits under this plan.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $6.0 million and $5.1 million for 2023 and 2022, respectively. As of December 31, 2023, the fair value of the plan assets was $493.5 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2023 or 2022 plan year. The Company’s contribution to the plan was $1.9 million and $0.3 million in safe harbor matching contributions for 2023 and 2022, respectively. As of December 31, 2023, the fair value of the plan assets was $49.0 million.

32

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $8.2 million and $10.5 million for 2023 and 2022, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2023
	Ordinary	Capital	Total
Gross deferred tax assets	$233,908	$2,034	$235,942
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	233,908	2,034	235,942
Deferred tax asset nonadmitted	(63,170)	-	(63,170)
Subtotal net admitted deferred tax asset	170,738	2,034	172,772
Deferred tax liabilities	(51,464)	-	(51,464)
Net admitted deferred tax asset	$119,274	$2,034	$121,308

(Increase) Decrease in nonadmitted tax asset			$(3,821)

	2022
	Ordinary	Capital	Total
Gross deferred tax assets	$212,130	$1,364	$213,494
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	212,130	1,364	213,494
Deferred tax asset nonadmitted	(59,349)	-	(59,349)
Subtotal net admitted deferred tax asset	152,781	1,364	154,145
Deferred tax liabilities	(45,350)	-	(45,350)
Net admitted deferred tax asset	$107,431	$1,364	$108,795

33

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2023			2022
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	119,274	2,034	121,308	107,431	1,364	108,795
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	119,274	2,034	121,308	107,431	121,308	228,739
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	187,722	-	-	193,051
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	51,464	-	51,464	45,350	-	45,350
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$170,738	$2,034	$172,772	$152,781	$1,364	$154,145

Ratio percentage used to determine recovery period and threshold			744%			828%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,251,479			$1,287,008

34

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2023		2022		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$233,908	$2,034	$212,130	$1,364	$21,778	$670
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	2.9%	100.0%	3.8%	100.0%	-0.9%	0.0%
Net admitted adjusted gross DTAs	170,738	2,034	152,781	1,364	17,957	670
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	4.0%	100.0%	5.3%	100.0%	-1.3%	0.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2023	2022	Change
Gross deferred tax assets	$235,942	$213,495	$22,447
Deferred tax liabilities	51,464	45,350	6,114
Net deferred tax asset	184,478	168,145	16,333
Tax effect of unrealized gains (losses)	(4,477)	(1,823)	(2,654)
Net deferred income tax asset, excluding unrealized gains	$188,955	$169,968	$18,987

35

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2023	2022
Deferred tax assets
Policyholder reserves	$84,195	$72,748
Investments	1,514	-
Deferred acquisition costs	37,378	32,400
Policyholder dividend accrual	3,222	2,619
Fixed and amortizable assets	595	(1,605)
Compensation and benefits accrual	38,969	34,706
Receivables nonadmitted	49,356	36,719
Net operating loss carryforwards	15,723	31,090
Other	2,956	3,453
Ordinary deferred tax assets	233,908	212,130
Nonadmitted deferred tax assets	(63,170)	(59,349)
Admitted ordinary deferred tax assets	$170,738	$152,781

Capital
Investments	2,034	1,364
Nonadmitted	-	-
Admitted deferred tax assets	$172,772	$154,145

Deferred tax liabilities
Investments	$9,429	$4,474
Fixed assets	20,474	18,408
Deferred and uncollected premium	17,974	17,236
Policyholder reserves	3,587	5,232
Pension asset	-	-
Ordinary deferred tax liabilities	51,464	45,350
Capital - investments	-	-
Deferred tax liabilities	51,464	45,350

Net admitted deferred tax asset	$121,308	$108,795

36

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2023	2022
Tax expense at the federal statutory rate	$(8,685)	$(33,736)
Tax preferenced investment income	(13,603)	(5,986)
Nondeductible expenses	813	589
Change in interest maintenance reserve	166	(455)
Change in nonadmitted assets	(12,636)	(5,595)
Foreign tax credit receivable	(15,878)	-
Elimination of statutory ceding commission amortization and capitalization	-	(8,373)
OAS dividend	(1,260)
Provision to return adjustment	(1,327)	(2,180)
Other	(203)	(3,096)
	$(52,613)	$(58,832)

Federal and foreign income taxes incurred	$(33,626)	$(19,391)
Change in net deferred income taxes	(18,987)	(39,441)
Total statutory income tax benefit	$(52,613)	$(58,832)

Federal income tax-operating	$(32,997)	$(11,756)
Federal income tax-capital gains (losses)	(629)	(7,635)
Federal income tax incurred	$(33,626)	$(19,391)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2023	$-
2022	-
2021	18,860

The Company does not have a liability for tax contingencies as of December 31, 2023 or 2022.

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2019. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

As of December 31, 2023, we had $121.3 million in net deferred tax assets (DTAs). The DTAs, which include $15.7 million of the $31.1 million related to net operating loss carryforwards originating in 2022, can be used to offset taxable income in future periods and reduce our income taxes payable in those future periods. These losses have an indefinite life and will not expire. At this time, we consider it more likely than not that we will have sufficient taxable income in the future that will allow us to realize these DTAs.

On August 16, 2022, the Inflation Reduction Act was signed into law. The Inflation Reduction Act implements a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning after December 31, 2022. The Company has concluded it is not an applicable corporation with respect to the CAMT for the current year.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2023 and 2022, life reinsurance assumed was approximately 19 and 22 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 12 and 16 percent of gross life insurance premium income in 2023 and 2022, respectively. Premiums on accident and health reinsurance assumed were approximately 21 and 22 percent of gross accident and health premium income in 2023 and 2022, respectively.

(1) Annuity Reinsurance Transaction

Effective January 1, 2022, the Company entered into an agreement with Commonwealth Annuity and Life Insurance Company (“the Reinsurer”) to cede a block of in-force individual annuities and group annuities and ceded certain new individual annuities with net statutory reserves of $2,449.1 million through 100% indemnity coinsurance. The closing date of the transaction and the transfer of assets occurred on March 8, 2022. As a result of the transaction, the net gain from operations before tax was reduced by $14.3 million.

The following summarizes other impacts of the transaction, subject to finalization of customary post-close adjustments:

Statutory reserves as of January 1, 2022	$2,449,051
Realized capital gains on invested assets transferred, net of tax	22,508
Existing interest maintenance reserve	15,816
Expenses and other adjustments	14,354
Interest through settlement on March 8, 2022	17,938
Accrued interest on invested assets transferred	(24,369)
Coinsurance settlement for policy activity from January 1 to March 8, 2022	(27,094)
Total net settlement amount	$2,468,204

Invested assets transferred at fair value	2,440,989
Cash transferred	27,215
Total net settlement amount	$2,468,204

The Company transferred assets, primarily NAIC Class 1 and 2 bonds, with a fair value of $2,441.0 million. In accordance with the agreement, the Company transferred the IMR net of tax created on the transaction of $22.5 million to the reinsurer.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2023	2022
Reinsurance ceded on ordinary life in force	$45,603,248	$49,403,016
Reinsurance ceded on group and credit life in force	3,361,096	3,376,508
Life reinsurance premiums ceded	129,093	149,148
Annuity reinsurance premiums ceded	147,175	108,832
Accident and health reinsurance premiums ceded	49,774	50,070
Reinsurance recoveries	374,282	293,509

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2023 and 2022 by $4,276.7 million and $4,416.0 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2023 and 2022 by $87.2 million and $81.0 million, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Six reinsurers account for the majority of the Company’s December 31, 2023, ceded reserves for life and accident and health insurance. Four of these reinsurers maintain A.M. Best ratings of A+, the remaining two reinsurers have an A. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2023, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2023 or 2022.

The Company did not commute any material ceded reinsurance in 2023 or 2022.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2023 and 2022 was $231.1 million and $264.8 million, respectively. MidAmerica does not have an exclusive contract with the Company.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2023 and 2022, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. In July 2022, OneAmerica established a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75.0 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2023 and in 2022. Total interest paid inception to date is $160.6 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2023 and 2022 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $114.9 million in 2023.

The Company paid no dividends in 2023 and paid $30.0 million to OneAmerica in 2022. The Company did not receive a capital contribution in 2023 or 2022.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2023 is as follows:

Nonadmitted asset values	$(292,829)
Asset valuation reserve	$(204,354)
Net unrealized gain (losses)	$55,614
Reinsurance recoverables from unauthorized companies	$66

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matures in March 2025. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2023 or 2022.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of funding agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2023 and 2022, the carrying value of the FHLBI Class B common stock was $73.6 million and $75.6 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding agreements associated with the FHLBI totaled $1,554.8 million and $1,593.5 million of December 31, 2023 and 2022, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the funding agreements with bond maturities. The funding agreements are classified as deposit-type contracts and had a carrying value of $1,558.1 million and $1,596.2 million at December 31, 2023 and 2022, respectively. Interest paid was $54.1 million and $29.6 million in 2023 and 2022, respectively.

The line of credit and funding agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,447.1 million and $2,410.3 million at December 31, 2023 and 2022, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,858.9 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $14.2 million at December 31, 2023.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2023	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc	$20	$-	$75,889	$75,909
Bonds - Industrial & misc	-	-	300	300
Short-term investments	-	-	9	9
Other invested assets	-	7,093	-	7,093
Derivatives	-	6,597	-	6,597
Separate account assets *	20,168,957	-	-	20,168,957
Total Assets	$20,168,977	$13,690	$76,198	$20,258,865

Liabilities
Derivatives	$-	$1,837	$-	$1,837

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2022	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc	$22	$-	$78,023	$78,045
Bonds - Industrial & misc	-	-	1,950	1,950
Derivatives	-	1,312	-	1,312
Separate account assets *	16,992,189	-	-	16,992,189
Total Assets	$16,992,211	$1,312	$79,973	$17,073,496

Liabilities
Derivatives	$-	$953	$-	$953

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds
	Industrial & misc	Industrial & misc	Short-term Investments	Total
Beginning Balance at December 31, 2021	$76,346	$-	$-	$76,346
Transfer into level 3	-	1,950		1,950
Transfer out of level 3	-	-		-
Total gains (losses) included in net income	-	-		-
Total gains (losses) included in surplus	704	-		704
Purchases	12,301	-		12,301
Issuances	-	-		-
Sales	(11,328)	-		(11,328)
Settlements	-	-		-
Ending Balance at December 31, 2022	$78,023	$1,950	$-	$79,973
Transfer into level 3	-	1,283	39	1,322
Transfer out of level 3	-	(1,950)	-	(1,950)
Total gains (losses) included in net income	-	-	-	-
Total gains (losses) included in surplus	(117)	(983)	(30)	(1,130)
Purchases	-	-	-	-
Issuances	-	-	-	-
Sales	(2,017)	-	-	(2,017)
Settlements	-	-	-	-
Ending Balance at December 31, 2023	$75,889	$300	$9	$76,198

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of funding agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2023
	Fair	Admitted				Not Practicable Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,689,170	$11,550,705	$3,744	$9,949,584	$735,842	$-	$-
Preferred stocks	16,974	17,000	-	2,032	14,942	-	-
Common stocks	82,713	82,713	20	-	82,693	-	-
Mortgage loans	2,172,515	2,430,793	-	-	2,172,515	-	-
Cash & short-term investments	121,533	121,519	116,493	4,854	186	-	-
Contract loans	-	653,907	-	-	-	653,907	-
Derivatives	10,913	8,069	-	10,913	-	-	-
Other invested assets	583,745	596,396	-	151,455	432,290	-	-
Securities lending reinvested collateral assets	374,860	374,495	54,668	320,192	-	-	-
Corporate owned life insurance	502,538	502,538	-	502,538	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	20,168,957	20,168,957	20,168,957	-	-	-	-
Liabilities
Derivatives	3,624	3,060	48	3,576	-	-	-
Payable for securities lending	374,860	374,495	54,668	320,192	-	-	-
Funding agreements	1,542,114	1,554,833	-	-	1,542,114	-	-

	2022
	Fair	Admitted				Not Practicable Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$9,847,860	$11,064,505	$19,380	$8,988,870	$839,610	$-	$-
Preferred stocks	1,984	2,000	-	1,984	-	-	-
Common stocks	84,939	84,939	22	-	84,917	-	-
Mortgage loans	2,130,262	2,428,351	-	-	2,130,262	-	-
Cash	(17,182)	(17,182)	(17,182)	-	-	-	-
Contract loans	-	539,734	-	-	-	539,734	-
Derivatives	10,188	5,709	-	10,188	-	-	-
Other invested assets	480,385	498,696	-	144,179	336,206	-	-
Securities lending reinvested collateral assets	386,656	386,547	84,099	302,557	-	-	-
Corporate owned life insurance	477,221	477,221	-	477,221	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	16,992,189	16,992,189	16,992,189	-	-	-	-
Liabilities
Derivatives	1,488	1,462	29	1,459	-	-	-
Payable for securities lending	386,656	386,547	84,099	302,557	-	-	-
Funding agreements	1,361,341	1,351,505	-	-	1,361,341	-	-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

18.	Reconciliation to Statutory Statements

The Company’s statutory financial statements as of December 31, 2023 and for the year then ended were adjusted from the 2023 Annual Statements filed by the Company with the Indiana Department of Insurance. The adjustment was the result of overstating premium income, surrender benefits and other benefits in 2023 due to inaccurate mapping of activity related to the Retirement Track group annuity product. There was no impact to net income (loss) or total surplus, nor any impact to the statements of admitted assets, liabilities and surplus or changes in surplus. The following reconciliation represents differences between the Company’s statutory financial statements and Annual Statements as of December 31, 2023 for the year then ended.

	Total Premium	Total Benefits	Net cash provided	Net cash (used)
	and other income	and expenses	from operations	from operations
2023
As reported in the Company's Annual Statement	$6,267,662	$6,272,431	$6,217,913	$(5,344,364)
Adjustments
Life and annuities premium income	(106,585)	-	(106,585)	-
Surrender benefits and other fund withdrawals	-	(11,266)	-	11,266
Other benefits	-	(95,319)	-	95,319
As reported in the Company's Audited Financial Statements	$6,161,077	$6,165,846	$6,111,328	$(5,237,779)

19.	Subsequent Events and Other Items

Management has evaluated the impact of all subsequent events through April 12, 2024, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2023

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$22,261
Other bonds (unaffiliated)	486,098
Preferred stocks (unaffiliated)	183
Common stocks (unaffiliated)	5,195
Common Stocks (affiliated)	6,000
Mortgage loans	94,937
Real estate	18,742
Premium notes, policy loans and liens	28,986
Cash and cash equivalents	4,127
Derivative Instruments	2,178
Other invested assets	38,490
Aggregate write-ins for investment income	2,249
Gross investment income	$709,446
Gross investment income	$709,446

Real estate owned—book value less encumbrances	$87,575
Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,430,793
Total mortgage loans	$2,430,793

Mortgage loans by standing—book value
Good standing	$2,430,793
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,430,793

Other long-term assets—statement value	$596,396
Common stock of parent, subsidiary, and affiliates—book value	$6,803
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$395,815
Over 1 year through 5 years	2,405,504
Over 5 years through 10 years	2,515,707
Over 10 years through 20 years	3,086,775
Over 20 years	3,151,929
No maturity date	-
Total by maturity	$11,555,730

Bonds by class—statement value
Class 1	$6,923,526
Class 2	4,264,539
Class 3	321,219
Class 4	34,484
Class 5	11,653
Class 6	309
Total by class	$11,555,730

Total bonds publicly traded	$6,105,147
Total bonds privately placed	$5,450,583

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2023

(In thousands)

Preferred stocks—statement value	$17,000
Common stocks—market value	$82,713
Short-term investments - statement value	$5,026
Derivatives - statement value, net	$5,009
Cash (overdraft) on deposit	$116,493
Life insurance in force
Ordinary	$66,699,846
Credit life	$53
Group life	$55,618
Amount of accidental death insurance in force under ordinary policies	$11,510
Life insurance policies with disability provisions in force
Ordinary	$10,842,712
Group life	$47,728,465

Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$18,267
Income payable	$390
Ordinary—involving life contingencies
Income payable	$216
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$34,637
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,120,557
Group
Amount of income payable	$330,287
Fully paid account balance	$811,749
Not fully paid account balance	$4,471,691
Accident and health insurance—premiums in force
Ordinary	$47,565
Group	$173,846

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2023

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$5,956
Dividend accumulations—account balance	$42,343
Claim payments (by accident year)
Group accident and health
2023	$44,517
2022	$25,876
2021	$8,992
2020	$5,739
2019	$3,750
Prior	$13,777
Other accident and health
2023	$-
2022	$-
2021	$-
2020	$-
2019	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2023	$-
2022	$-
2021	$-
2020	$-
2019	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2023

(In thousands)

The Company’s gross investment holdings as filed in the 2023 Annual Statement are $15,082.0 million.

			Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
			Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1.	Long term Bonds (Schedule D, Part 1):
	1.01	U.S. Governments	$782,873	4.916%	$782,873	-	$782,873	4.916%
	1.02	All Other Governments	128,216	0.805%	128,216	-	128,216	0.805%
	1.03	U.S. States, Territories and Possessions etc, Guaranteed	1,812	0.011%	1,812	-	1,812	0.011%
	1.04	U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	-	0.000%	-	-	-	0.000%
	1.05	U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	571,385	3.588%	571,385	-	571,385	3.588%
	1.06	Industrial and Miscellaneous	10,014,871	62.88%	10,014,871	76,925	10,091,796	63.37%
	1.07	Hybrid Securities	51,548	0.324%	51,548	-	51,548	0.324%
	1.08	Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
	1.09	SVO Identified Funds	-	0.000%	-	-	-	0.000%
	1.10	Bank Loans	-	0.000%	-	-	-	0.000%
	1.11	Total Long-Term Bonds	11,550,705	72.525%	11,550,705	76,925	11,627,630	73.015%
2.	Preferred Stocks (Schedule D, Part 2, Sections 1):
	2.01	Industrial and Misc. (Unaffiliated)	17,000	0.107%	17,000	-	17,000	0.107%
	2.02	Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
	2.03	Total Preferred Stocks	17,000	0.107%	17,000	-	17,000	0.107%
3.	Common Stocks (Schedule D, Part 2, Sections 2):
	3.01	Industrial and Misc. (Unaffiliated) Publicly Traded	20	0.000%	20	-	20	0.000%
	3.02	Industrial and Misc. (Unaffiliated) Other	75,890	0.477%	75,890	-	75,890	0.477%
	3.03	Parent, Subsidiaries and Affiliates Publicly Traded	6,803	0.043%	6,803	-	6,803	0.043%
	3.04	Parent, Subsidiaries and Affiliates Other	-	0.000%	-	-	-	0.000%
	3.05	Mutual Funds	-	0.000%	-	-	-	0.000%
	3.06	Total Common Stocks	82,713	0.519%	82,713	-	82,713	0.519%
4.	Mortgage Loans (Schedule B):					-
	4.01	Farm Mortgages	-	0.000%	-	-	37,145,413	233.252%
	4.02	Residential Mortgages	-	0.000%	-	-	-	0.000%
	4.03	Commercial Mortgages	2,431,087	15.264%	2,431,087	-	2,431,087	15.266%
	4.04	Mezzanine Real Estate Loans	-	0.000%	-	-	-	0.000%
	4.05	Total valuation allowance	(294)	-0.002%	(294)	-	(294)	-0.002%
	4.06	Total Mortgage Loans	2,430,793	15.263%	2,430,793	-	2,430,793	15.264%
5.	Real estate (Schedule A):
	5.01	Properties Occupied by Company	75,267	0.473%	75,267	-	75,267	0.473%
	5.02	Properties Held for Production of Income	12,308	0.077%	12,308	-	12,308	0.077%
	5.03	Properties Held for Sale	-	0.000%	-	-	-	0.000%
	5.04	Total Real Estate	87,575	0.550%	87,575	-	87,575	0.550%
6.	Cash, cash equivalents, and short term investments:
	6.01	Cash (Schedule E, Part 1)	116,493	0.731%	116,493	120,080	236,573	1.486%
	6.02	Cash Equivalents, (Schedule E, Part 2)	-	0.000%	-	55,301	55,301	0.347%
	6.03	Short-Term Investments (Schedule DA)	5,026	0.032%	5,026	122,189	127,215	0.799%
	6.04	Total Cash, Cash Equivalents, and Short Term Investments	121,519	0.763%	121,519	297,570	419,089	2.632%
7.	Contract Loans		653,907	4.106%	653,907	-	653,907	4.106%
8.	Derivatives (Schedule DB)		8,069	0.051%	8,069	-	8,069	0.051%
9.	Other Invested Assets (Schedule BA)		597,891	3.754%	596,396	-	596,396	3.745%
10.	Receivables for Securities		1,812	0.011%	1,812	-	1,812	0.011%
11.	Securities Lending (Schedule DL, Part 1)		374,495	2.351%	374,495	xxx	xxx	xxx
12.	Aggregate Write-ins for Invested Assets		-	0.000%	-	-	-	0.000%
13.	Total Invested Assets		$15,926,478	100.00%	$15,924,984	$374,495	$15,924,984	100.00%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2023

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $16,977.2 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANK	$73,561	0.4%
2.02	KONINKLIJKE PHILIPS NV	62,381	0.4%
2.03	STANLEY BLACK & DECKER INC	67,753	0.4%
2.04	ONEOK INC	56,327	0.3%
2.05	RTX CORP	54,975	0.3%
2.06	TC ENERGY CORP	53,292	0.3%
2.07	NORTHROP GRUMMAN CORP	53,114	0.3%
2.08	EXXON MOBIL CORP	48,926	0.3%
2.09	LOCKHEED MARTIN CORPORATION	48,632	0.3%
2.10	CMS ENERGY CORP	46,411	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$6,923,528	40.8%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	4,264,539	25.1%	P/RP – 2	17,000	0.1%
3.03 NAIC – 3	321,218	1.9%	P/RP – 3	-	0.0%
3.04 NAIC – 4	34,484	0.2%	P/RP – 4	-	0.0%
3.05 NAIC – 5	11,653	0.1%	P/RP – 5	-	0.0%
3.06 NAIC – 6	309	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$2,144,518	12.6%
4.02	Foreign-currency-denominated investments	79,765	0.5%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,998,704	11.8%
5.02	Countries rated NAIC-2	112,948	0.7%
5.03	Countries rated NAIC-3 or below	32,866	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$910,911	5.4%
6.02	Country:	Australia	407,006	2.4%

	Countries rated NAIC-2
6.03	Country:	Mexico	$67,678	0.4%
6.04	Country:	Indonesia	11,764	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$22,000	0.1%
6.06	Country:	Columbia	4,569	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$62,381	0.4%
10.02	KEMBLE WATER HOLDINGS LTD	39,066	0.2%
10.03	INVESCO LTD	38,677	0.2%
10.04	SIEMENS AG	29,166	0.2%
10.05	CSL LTD	28,436	0.2%
10.06	AMERICA MOVIL SAB DE CV	26,300	0.2%
10.07	FORT WASHINGTON CLO 2019-1 FWIA_19-1A	25,000	0.1%
10.08	DIAMETER CREDIT FUNDING DCF_21-4	25,000	0.1%
10.09	ROYAL DUTCH SHELL PLC	23,561	0.1%
10.10	PERNOD-RICARD SA	23,512	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☒ No ☐

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	-	0.0%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$73,561	0.4%
13.03	NEUBERGER BERMAN	39,639	0.2%
13.04	HARBOURVEST	37,868	0.2%
13.05	PIMCO	29,099	0.2%
13.06	HGGC	26,163	0.2%
13.07	BLACKROCK	17,697	0.1%
13.08	RED REEF PARTNERS	16,716	0.1%
13.09	GOLUB CAPITAL	16,168	0.1%
13.10	MONARCH CAPITAL PARTNERS	15,234	0.1%
13.11	MADISON CAPITAL	15,036	0.1%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$523,396	3.1%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$73,561	0.4%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	21,034	0.1%
14.05	HARBOURVEST CREDIT OPPORTUNITIES FUND II	19,716	0.1%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	NEUBERGER BERMAN	$39,639	$39,639	$-
14.07	HARBOURVEST	37,868	37,868	-
14.08	PIMCO	29,099	29,099	-
14.09	HGGC	26,163	26,163	-
14.10	BLACKROCK	17,697	17,697	-
14.11	RED REEF PARTNERS	16,716	16,716	-
14.12	GOLUB CAPITAL	16,168	16,168	-
14.13	MONARCH CAPITAL PARTNERS	15,234	15,234	-
14.14	MADISON CAPITAL	15,036	15,036	-
14.15	PACIFIC PRIVATE FUND ADVISORS	14,164	14,164	-

15.	Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets
16.02	Commerical	$33,000	0.2%
16.03	Commerical	27,055	0.2%
16.04	Commerical	26,851	0.2%
16.05	Commerical	26,003	0.2%
16.06	Commerical	26,000	0.2%
16.07	Commerical	23,405	0.1%
16.08	Commerical	22,446	0.1%
16.09	Commerical	22,000	0.1%
16.10	Commerical	21,621	0.1%
16.11	Commerical	21,000	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	15,400	0.1%	-	0.0%
17.05 below 70%	-	0.0%	2,415,393	14.2%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,394,761	31.8%	$5,134,926	$5,135,531	$5,223,582
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$127,400	0.8%	$75,000	$229,300	$180,200
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$1,934,744	11.4%	$1,405,169	$3,132,745	$2,700,092
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2023

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2023

(In thousands)

3.             Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.            Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.            Provisions that permit settlements to be made less frequently than quarterly;

c.            Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.            The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.            Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.            Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.            Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.            Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2023

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2023 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2023 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules